UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22973

AMG PANTHEON FUND, LLC

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: March 31st

Date of reporting period: April 1, 2025 – September 30, 2025

(Semi-Annual Shareholder Report)

Item 1. Reports to Shareholders

(a)

SEMI-ANNUAL REPORT

AMG Funds September 30, 2025 AMG Pantheon Fund, LLC

wealth.amg.com	093025 SAR080

AMG Funds

AMG Pantheon Fund, LLC

Semi-Annual Report—September 30, 2025 (unaudited)

TABLE OF CONTENTS	PAGE

FUND PERFORMANCE	3

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	6
Balance sheet, net asset value (NAV) per Unit computations and cumulative distributable earnings

Statement of Operations	8
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	9
Detail of changes in assets for the past two fiscal periods

Statement of Cash Flows	10
Detail of cash movements during the fiscal period

Financial Highlights	11
Historical net asset values per Unit, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	16
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	26

OTHER TAX INFORMATION	29

Consolidated Financial Statements of AMG Pantheon Master Fund, LLC	Appendix

AMG Pantheon Fund, LLC Fund Performance (unaudited)

The table below shows the average annual total returns for AMG Pantheon Fund, LLC and MSCI World Index for the same time periods ended September 30, 2025.

	Six	One	Five	Ten	Since	Inception
Average Annual Total Returns[1]	Months*	Year	Years	Years	Inception	Date

AMG Pantheon Fund, LLC[2]

AMG Pantheon Fund, LLC—Class 1[3]	7.21%	6.51%	14.03%	—	12.32%	10/27/15
AMG Pantheon Fund, LLC—Class 2	7.30%	6.74%	14.31%	—	12.72%	10/27/15
AMG Pantheon Fund, LLC—Class 3	7.46%	7.00%	14.59%	—	13.01%	10/27/15
AMG Pantheon Fund, LLC—Class 4	7.58%	7.27%	14.88%	13.19%	12.05%	09/30/14
AMG Pantheon Fund, LLC—Class 5[4]	3.33%	2.51%	12.94%	—	13.82%	07/31/20

MSCI World Index[5,6]	19.58%	17.25%	14.41%	12.43%	10.70%	09/30/14†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s units, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per unit for the Fund and other information, please call 877.355.1566 or visit our website at wealth.amg.com for a free prospectus. Read it carefully before investing or sending money.

†	Date reflects inception date of the Fund, not the Index.

*	Not annualized.

[1]

Total return equals income yield plus unit price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by unitholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars ($).

[2]

Effective July 31, 2020, Brokerage Class Units were renamed Class 1 Units, Advisory Class Units were renamed Class 2 Units, Institutional Class Units were renamed Class 3 Units, Institutional Plus Class Units were renamed Class 4 Units, and Class 5 Units were established.

[3]	The performance information for the Fund’s Class 1 units for periods prior to July 31, 2020 does not reflect the impact of the sales load that was in effect until July 31, 2020.

[4]	The Average Annual Total Returns include the impact of the maximum sales load of 3.50%.

[5]

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Please go to msci.com for most current list of countries represented by the Index. Unlike the Fund, the MSCI World Index is unmanaged, is not available for investment and does not incur fees.

[6]

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

3

AMG Pantheon Fund, LLC

Statement of Assets and Liabilities

September 30, 2025 (unaudited)

Assets:

Investment in AMG Pantheon Master Fund, LLC, at value (cost $ 4,769,438,370; Units 214,582,484)	$ 6,000,583,715

Cash held in escrow	118,719,922

Cash	44,681,584

Prepaid expenses and other assets	377,002

Total Assets	6,164,362,223

Liabilities

Subscriptions in advance	118,719,922

Payable for Fund Units tendered	63,416,611

Accrued expenses:

Administrative fees	248,415

Distribution fees	2,987,243

Professional fees	134,293

Other	178,113

Total Liabilities	185,684,597

Commitments and contingencies (see Note 4)

Net Assets	$ 5,978,677,626

Net Assets Represent:

Paid-in capital	$ 4,775,423,712

Distributable earnings	1,203,253,914

Net Assets	$ 5,978,677,626

The accompanying notes are an integral part of these financial statements.

6

AMG Pantheon Fund, LLC

Statement of Assets and Liabilities (continued)

September 30, 2025

Class 1:

Net Assets	$3,000,122,744

Units outstanding	110,916,332

Net asset value, offering and redemption price per Unit	$27.05

Class 2:

Net Assets	$641,660,446

Units outstanding	22,979,106

Net asset value, offering and redemption price per Unit	$27.92

Class 3:

Net Assets	$1,362,011,419

Units outstanding	47,539,435

Net asset value, offering and redemption price per Unit	$28.65

Class 4:

Net Assets	$294,528,162

Units outstanding	10,017,465

Net asset value, offering and redemption price per Unit	$29.40

Class 5:

Net Assets	$680,354,855

Units outstanding	25,504,099

Net asset value, offering and redemption price per Unit	$26.68

Maximum offering price per Unit	$27.64

The accompanying notes are an integral part of these financial statements.

7

AMG Pantheon Fund, LLC

Statement of Operations

For the six months ended September 30, 2025 (unaudited)

Expenses:
Investment advisory and management fees	$ 19,791,976
Administrative fees	1,413,713
Distribution fees - Class 1	10,592,233
Distribution fees - Class 2	1,538,142
Distribution fees - Class 3	1,621,544
Distribution fees - Class 5	3,146,649
Transfer agent fees	771,457
Professional fees	258,401
Directors fees and expenses	71,186
Custody fees	5,304
Miscellaneous expenses	223,033

Total expenses before offsets	39,433,638

Fee waivers
Management fee waivers	(19,791,976)

Net expenses	19,641,662

Net investment loss	(19,641,662)

Net Realized and Unrealized Gain (Loss):
Net change in unrealized appreciation/depreciation of investments	408,916,235

Net realized and unrealized gain	408,916,235

Net increase in net assets resulting from operations	$ 389,274,573

The accompanying notes are an integral part of these financial statements.

8

AMG Pantheon Fund, LLC

Statements of Changes in Net Assets

For the six months ended September 30, 2025 (unaudited) and the fiscal year ended March 31, 2025

	Six months ended September 30, 2025 (unaudited)	For the fiscal year ended March 31, 2025

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment loss	$ (19,641,662)	$ (28,495,991)

Capital gain distributions received	–	42,288,314

Net change in unrealized appreciation/depreciation of investments	408,916,235	325,737,467

Net increase in net assets resulting from operations	389,274,573	339,529,790

Distributions to Investors

Class 1	–	(21,304,803)

Class 2	–	(5,125,312)

Class 3	–	(9,256,049)

Class 4	–	(2,397,531)

Class 5	–	(4,329,319)

Total distributions to Investors	–	(42,413,014)

Capital Unit Transactions:[1]

Net increase from capital Unit transactions	753,753,334	1,491,734,491

Total increase in net assets	1,143,027,907	1,788,851,267

Net Assets:

Beginning of period	4,835,649,719	3,046,798,452

End of period	$ 5,978,677,626	$ 4,835,649,719

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

9

AMG Pantheon Fund, LLC

Statement of Cash Flows

For the six months ended September 30, 2025 (unaudited)

Cash Flows from Operating Activities:

Net increase in net assets resulting from operations	$ 389,274,573

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:

Net change in unrealized appreciation/depreciation from investments	(408,916,235)

Increase in prepaid expenses and other assets	(223,021)

Increase in administrative fees payable	43,898

Increase in professional fees payable	134,293

Increase in distribution fees payable	565,216

Decrease in other accrued expenses	(144,174)

Purchases of Master Fund	(695,654,479)

Net cash used in operating activities	(714,919,929)

Cash Flows from Financing Activities:

Proceeds from capital Unit transactions	704,935,989

Disbursements from capital Unit transactions tendered	(89,537,500)

Net cash provided by financing activities	615,398,489

Net increase in cash	(99,521,440)

Cash at beginning of period[1]	262,922,946

Cash at end of period[2]	$ 163,401,506

Supplemental Disclosure of Cash Flow Information

Non-Cash Transactions:

Gross amount of Units converted[2]	$ 10,705,621

[1]	Includes cash held in escrow on the statement of assets and liabilities.

[2]	See Note 1(g) of the Notes to Financial Statements for non-cash Unit conversions between the classes.

The accompanying notes are an integral part of these financial statements.

10

AMG Pantheon Fund, LLC

Financial Highlights

For a Unit outstanding throughout each six months

	For the six months ended
	September	For the fiscal years ended March 31,
	30, 2025
	(unaudited)	2025	2024	2023	2022	2021

Class 1 Units*

Net Asset Value, Beginning of the Period	$25.23	$23.35	$21.14	$20.42	$18.04	$13.55

Income (Loss) from Investment Operations:

Net investment loss[1,2]	(0.11)	(0.21)	(0.19)	(0.19)	(0.21)	(0.16)

Net realized and unrealized gain from investments	1.93	2.34	2.57	1.32	3.31	4.82

Total from investment operations	1.82	2.13	2.38	1.13	3.10	4.66

Less Distributions to Investors from:

Net realized gain on investments	–	(0.25)	(0.17)	(0.41)	(0.72)	(0.17)

Total distributions to unitholders	–	(0.25)	(0.17)	(0.41)	(0.72)	(0.17)

Net Asset Value, End of Period	$27.05	$25.23	$23.35	$21.14	$20.42	$18.04

Total Return[1]	7.21%[3]	9.09%	11.27%	5.63%	17.49%	34.63%

Ratio/Supplemental Data:

Ratio of net expenses to average net assets	0.85%[4]	0.86%	0.87%	0.97%[5]	1.10%[5]	0.92%[5]

Ratio of gross expenses to average net assets[6]	1.55%[4]	1.56%	1.57%	1.67%[5]	1.80%[5]	1.82%[5]

Ratio of net investment loss to average net assets[1]	(0.85%)[4]	(0.86%)	(0.87%)	(0.97%)	(1.10%)	(0.92%)

Portfolio turnover rate (Master Fund)	5%	6%	3%	5%	14%	0%

Net assets, end of period (in thousands)	$3,000,123	$2,411,825	$1,482,567	$790,478	$365,514	$36,768

*	Effective July 31, 2020, Brokerage Class Units were renamed Class 1 Units.

[1]	Total return and net investment loss would have been lower had certain expenses not been offset.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Not annualized.

[4]	Annualized.

[5]

Such ratio includes recoupment of waived/reimbursed fees from prior periods amounting to 0.07%, 0.13% and 0.01% for the fiscal years ended March 31, 2023, March 31, 2022 and March 31, 2021, respectively.

[6]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense recoupments and non-reimbursable expenses, if any, such as interest and taxes.

11

AMG Pantheon Fund, LLC

Financial Highlights (continued)

For a Unit outstanding throughout each six months

	For the six months ended
	September	For the fiscal years ended March 31,
	30, 2025
	(unaudited)	2025	2024	2023	2022	2021

Class 2 Units*

Net Asset Value, Beginning of the Period	$26.02	$24.00	$21.68	$20.88	$18.39	$13.76

Income (Loss) from Investment Operations:

Net investment loss[1,2]	(0.08)	(0.16)	(0.14)	(0.15)	(0.02)	(0.09)

Net realized and unrealized gain from investments	1.98	2.43	2.63	1.36	3.37	4.89

Total from investment operations	1.90	2.27	2.49	1.21	3.21	4.80

Less Distributions to Investors from:

Net realized gain on investments	–	(0.25)	(0.17)	(0.41)	(0.72)	(0.17)

Total distributions to unitholders	–	(0.25)	(0.17)	(0.41)	(0.72)	(0.17)

Net Asset Value, End of Period	$27.92	$26.02	$24.00	$21.68	$20.88	$18.39

Total Return[1]	7.30%[3]	9.43%	11.49%	5.89%	17.76%	35.12%

Ratio/Supplemental Data:

Ratio of net expenses to average net assets	0.60%[4]	0.61%	0.62%	0.72%[5]	0.85%[5]	0.56%[5]

Ratio of gross expenses to average net assets[6]	1.30%[4]	1.31%	1.32%	1.42%[5]	1.55%[5]	1.57%[5]

Ratio of net investment loss to average net assets[1]	(0.60%)[4]	(0.61%)	(0.62%)	(0.72%)	(0.85%)	(0.56%)

Portfolio turnover rate (Master Fund)	5%	6%	3%	5%	14%	0%

Net assets, end of period (in thousands)	$641,660	$547,968	$415,744	$294,326	$190,690	$73,555

*	Effective July 31, 2020, Advisory Class Units were renamed Class 2 Units.

[1]	Total return and net investment loss would have been lower had certain expenses not been offset.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Not annualized.

[4]	Annualized.

[5]

Such ratio includes recoupment of waived/reimbursed fees from prior periods amounting to 0.07%, 0.13% and less than 0.005% for the fiscal years ended March 31, 2023, March 31, 2022 and March 31, 2021, respectively.

[6]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense recoupments and non-reimbursable expenses, if any, such as interest and taxes.

12

AMG Pantheon Fund, LLC

Financial Highlights (continued)

For a Unit outstanding throughout each six months

	For the six months ended September
		For the fiscal years ended March 31,
	30, 2025
	(unaudited)	2025	2024	2023	2022	2021

Class 3 Units*

Net Asset Value, Beginning of the Period	$26.66	$24.53	$22.10	$21.22	$18.63	$13.91

Income (Loss) from Investment Operations:

Net investment loss[1,2]	(0.05)	(0.09)	(0.09)	(0.10)	(0.12)	(0.05)

Net realized and unrealized gain from investments	2.04	2.47	2.69	1.39	3.43	4.94

Total from investment operations	1.99	2.38	2.60	1.29	3.31	4.89

Less Distributions to Investors from:

Net realized gain on investments	–	(0.25)	(0.17)	(0.41)	(0.72)	(0.17)

Total distributions to unitholders	–	(0.25)	(0.17)	(0.41)	(0.72)	(0.17)

Net Asset Value, End of Period	$28.65	$26.66	$24.53	$22.10	$21.22	$18.63

Total Return[1]	7.46%[3]	9.67%	11.78%	6.17%	18.07%	35.39%

Ratio/Supplemental Data:

Ratio of net expenses to average net assets	0.35%[4]	0.36%	0.37%	0.47%[5]	0.60%[5]	0.30%[5]

Ratio of gross expenses to average net assets[6]	1.05%[4]	1.06%	1.07%	1.17%[5]	1.30%[5]	1.32%[5]

Ratio of net investment loss to average net assets[1]	(0.35%)[4]	(0.36%)	(0.37%)	(0.47%)	(0.60%)	(0.30%)

Portfolio turnover rate (Master Fund)	5%	6%	3%	5%	14%	0%

Net assets, end of period (in thousands)	$1,362,011	$1,101,951	$677,874	$442,354	$344,161	$153,552

*	Effective July 31, 2020, Institutional Class Units were renamed Class 3 Units.

[1]	Total return and net investment loss would have been lower had certain expenses not been offset.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Not annualized.

[4]	Annualized.

[5]

Such ratio includes recoupment of waived/reimbursed fees from prior periods amounting to 0.07%, 0.13% and less than 0.005% for the fiscal years ended March 31, 2023, March 31, 2022 and March 31, 2021, respectively.

[6]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense recoupments and non-reimbursable expenses, if any, such as interest and taxes.

13

AMG Pantheon Fund, LLC

Financial Highlights (continued)

For a Unit outstanding throughout each six months

	For the six months ended September 30, 2025
		For the fiscal years ended March 31,
	(unaudited)	2025	2024	2023	2022	2021

Class 4 Units*

Net Asset Value, Beginning of the Period	$27.33	$25.08	$22.53	$21.57	$18.88	$14.06

Income (Loss) from Investment Operations:

Net investment loss[1,2]	(0.01)	(0.03)	(0.03)	(0.04)	(0.07)	(0.01)

Net realized and unrealized gain from investments	2.08	2.53	2.75	1.41	3.48	5.00

Total from investment operations	2.07	2.50	2.72	1.37	3.41	4.99

Less Distributions to Investors from:

Net realized gain on investments	–	(0.25)	(0.17)	(0.41)	(0.72)	(0.17)

Total distributions to unitholders	–	(0.25)	(0.17)	(0.41)	(0.72)	(0.17)

Net Asset Value, End of Period	$29.40	$27.33	$25.08	$22.53	$21.57	$18.88

Total Return[1]	7.58%[3]	9.94%	12.08%	6.45%	18.36%	35.72%

Ratio/Supplemental Data:

Ratio of net expenses to average net assets	0.10%[4]	0.11%	0.12%	0.22%[5]	0.35%[5]	0.05%[5]

Ratio of gross expenses to average net assets[6]	0.80%[4]	0.81%	0.82%	0.92%[5]	1.05%[5]	1.07%[5]

Ratio of net investment loss to average net assets[1]	(0.10%)[4]	(0.11%)	(0.12%)	(0.22%)	(0.35%)	(0.05%)

Portfolio turnover rate (Master Fund)	5%	6%	3%	5%	14%	0%

Net assets, end of period (in thousands)	$294,528	$270,455	$239,390	$138,849	$6,752	$5,095

*	Effective July 31, 2020, Institutional Plus Class Units were renamed Class 4 Units.

[1]	Total return and net investment loss would have been lower had certain expenses not been offset.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Not annualized.

[4]	Annualized.

[5]

Such ratio includes recoupment of waived/reimbursed fees from prior periods amounting to 0.07%, 0.13% and less than 0.005% for the fiscal years ended March 31, 2023, March 31, 2022 and March 31, 2021, respectively.

[6]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense recoupments and non-reimbursable expenses, if any, such as interest and taxes.

14

AMG Pantheon Fund, LLC

Financial Highlights (continued)

For a Unit outstanding throughout each fiscal period

	For the six months ended September	For the fiscal years ended March 31,				For the fiscal period ended
	30, 2025					March 31,
	(unaudited)	2025	2024	2023	2022	2021*

Class 5 Units

Net Asset Value, Beginning of the Period	$24.92	$23.11	$20.98	$20.32	$18.01	$14.37

Income (Loss) from Investment Operations:

Net investment loss[1,2]	(0.14)	(0.27)	(0.25)	(0.24)	(0.25)	(0.11)

Net realized and unrealized gain from investments	1.90	2.33	2.55	1.31	3.28	3.92

Total from investment operations	1.76	2.06	2.30	1.07	3.03	3.81

Less Distributions to Investors from:

Net realized gain on investments	–	(0.25)	(0.17)	(0.41)	(0.72)	(0.17)

Total distributions to unitholders	–	(0.25)	(0.17)	(0.41)	(0.72)	(0.17)

Net Asset Value, End of Period	$26.68	$24.92	$23.11	$20.98	$20.32	$18.01

Total Return[1,3]	7.06%[4]	8.88%	10.97%	5.36%	17.13%	26.73%[4]

Ratio/Supplemental Data:

Ratio of net expenses to average net assets	1.10%[5]	1.11%	1.12%	(1.22%)[6]	1.35%[6]	1.05%[5,6]

Ratio of gross expenses to average net assets[7]	1.81%[5]	1.81%	1.82%	1.92%[6]	2.05%[6]	2.07%[5,6]

Ratio of net investment loss to average net assets[1]	(1.10%)[5]	(1.11%)	(1.12%)	(1.22%)	(1.35%)	(1.05%)[5]

Portfolio turnover rate (Master Fund)	5%	6%	3%	5%	14%	0%

Net assets, end of period (in thousands)	$680,355	$503,451	$231,222	$39,011	$3,593	$13

*	Class commenced operations on July 31, 2020.

[1]	Total return and net investment loss would have been lower had certain expenses not been offset.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Excludes the effects of any sales charges.

[4]	Not annualized.

[5]	Annualized.

[6]

Such ratio includes recoupment of waived/reimbursed fees from prior periods amounting to 0.07%, 0.13% and less than 0.005% for the fiscal years ended March 31, 2023, March 31, 2022 and March 31, 2021, respectively.

[7]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense recoupments and non-reimbursable expenses, if any, such as interest and taxes.

15

AMG Pantheon Fund, LLC

Notes to Financial Statements

September 30, 2025 (unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Pantheon Fund, LLC (the “Fund”) is organized as a Delaware limited liability company and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Fund’s organizational documents. The Fund’s investment objective is to seek long-term capital appreciation. In pursuing its investment objective, the Fund invests substantially all of its assets in AMG Pantheon Master Fund, LLC, an affiliate of the Fund, which has the same investment objective and investment policies as those of the Fund. AMG Pantheon Master Fund, LLC makes investments directly and through its wholly owned subsidiaries, AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”) and AMG Pantheon Lead Fund, LLC (the “Lead Fund” and together with AMG Pantheon Master Fund, LLC and the Corporate Subsidiary, the “Master Fund” or the “Underlying Funds”). As of September 30, 2025, the Fund owned 96% of the Units in the Master Fund. The performance of the Fund is directly affected by the performance of the Master Fund. The consolidated financial statements of the Master Fund, including the Consolidated Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers five classes of Units (each a “Unit”, and collectively, “Units”). Each Unit may be purchased on a continuous basis as of the first business day of each month at the class’s net asset value (“NAV”) per Unit. The Units of Class 1, Class 2, Class 3, Class 4, and Class 5 generally have identical voting rights, but each Unit class may vote separately when required by law. Different Unit classes may have different NAV per Unit to the extent the Unit classes pay different distribution amounts and/or the expenses of such Unit classes differ. Each Unit class has its own expense structure. Sales of Units of Class 5 will incur a sales load up to 3.50%. For the six months ended September 30, 2025, investors in Class 5 paid $1,636,587 to the distributor, the sub-distributor, selling agents or other financial intermediaries relating to sales loads charged on Class 5 subscriptions.

To provide liquidity to unitholders of the Fund (“Investors”), the Fund may, from time to time, offer to repurchase Units pursuant to written tenders by Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Fund’s Board of Directors (the “Board” or the “Directors”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

16

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

a.

VALUATION OF INVESTMENTS: The Fund records its investment in the Master Fund at a value based on the NAV per Unit of the Master Fund. Valuation policies for securities held by the Master Fund are discussed in Note 1(a) of the Master Fund’s Notes to Consolidated Financial Statements.

b.

SECURITY TRANSACTIONS: For financial reporting purposes, contributions to and withdrawals from the Master Fund are accounted for on a trade date basis. Security transactions are accounted for as of trade date. Realized gains and losses on withdrawals from the Master Fund and on securities sold are determined on the basis of identified cost.

For the fiscal period ended September 30, 2025, the Fund purchased $695,654,479 of the Master Fund and did not redeem any Units of the Master Fund.

The Master Fund may, from time to time, offer to repurchase Units pursuant to written tenders by the Master Fund’s investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Master Fund’s Board of Directors.

c.

INVESTMENT INCOME AND EXPENSES: Dividend income, including distributions from the Master Fund, is recorded on the ex-dividend date. Expenses are recorded on an accrual basis. The Fund indirectly bears its proportional share of the Master Fund’s expenses, which is reflected in the NAV of the Master Fund’s Units. During the six months ended September 30, 2025, the Fund’s proportional share of the Master Fund’s expenses, current tax benefit and deferred tax expense was $31,869,196, $893,684 and $(5,432,910) respectively, which represents 1.75%, 0.05% and (0.30)%, respectively, of the Fund’s average investment balance in the Master Fund.

Investment income, realized and unrealized gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d.

DIVIDENDS AND DISTRIBUTIONS: Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually as described in the Fund’s prospectus. Distributions to Investors are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences, including book tax differences relating to Investors’ distributions, are reclassified among capital accounts in the financial

17

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

statements to reflect their tax character. Permanent differences relating to the write-off of net operating losses and Fund level taxable overdistributions resulted in the following reclassifications between distributable earnings and paid-in capital:

Distributable Earnings	Paid-In Capital

$ 25,282,505	$ (25,282,505)

Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The Fund had temporary differences relating to qualified late year ordinary loss deferrals.

The tax character of distributions paid during the tax years ended September 30, 2025 and September 30, 2024 was as follows:

Distributions paid from:	2025	2024

Ordinary income	$ –	$ –

Long-term capital gains	42,413,014	$ 18,997,428

Total	$ 42,413,014	$ 18,997,428

On December 31, 2024, the Fund paid $42,413,014 of long-term capital gains which primarily consisted of capital gains received from the Master Fund on December 31, 2024.

As of September 30, 2025, the components of accumulated earnings on a tax basis were as follows:

Undistributed long-term capital gains	$ –

Late year loss deferral	$ 27,891,431

Other temporary differences	$ –

Based on the cost of investments of $4,769,438,370 for federal income tax purposes at September 30, 2025, the Fund’s aggregate gross unrealized appreciation and depreciation were $1,230,287,894 and $0, respectively, resulting in net unrealized appreciation of $1,230,287,894.

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following tax year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each tax year. For the year ending September 30, 2025, the Fund has elected to defer late year ordinary losses in the amount of $27,891,431.

18

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

e.

FEDERAL TAXES: The Fund qualifies as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “IRC” or the “Code”), and to distribute substantially all of its taxable income and gains to its Investors and to meet certain diversification and income requirements with respect to investment companies. The Fund’s tax year end is September 30. The Investment Manager has analyzed the Fund’s tax positions as of September 30, 2025, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

If the Fund and/or the Master Fund were to fail to meet the requirements of Subchapter M of the IRC to qualify as a regulated investment company, and if the Fund and/or the Master Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to its Investors, and all distributions out of income and profits would be taxable to Investors as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment under Subchapter M of the IRC.

During the reporting period, the Fund did not accrue or pay for any federal, state, local or foreign taxes.

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management has evaluated the impact of these disclosures to the financial statements. Adoption of the new standard did not impact the financial statement disclosures.

f.

CAPITAL LOSS CARRYOVERS AND DEFERRALS: As of September 30, 2025, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the tax year ending September 30, 2025, such amounts may be used to offset future realized capital gains for an unlimited time period and retain their character as short-term and/or long-term.

g.

CAPITAL STOCK: The Fund’s Limited Liability Company Agreement authorizes an issuance of an unlimited number of Units, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Additionally, a 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units at any time prior to the day immediately preceding the one-year anniversary of the Investor’s purchase of

19

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

the Units. For the six months ended September 30, 2025 (unaudited) and the six months ended September 30, 2025, early repurchase fees were $65,029 and $103,125 respectively. Such amounts are netted against the cost of Units repurchased in the Statement of Changes in Net Assets.

For the six months ended September 30, 2025 (unaudited) and the fiscal year ended March 31, 2025, the Fund’s capital Unit transactions by class were as follows:

	September 30, 2025		March 31, 2025
	Units	Amount	Units	Amount

Class 1:

Proceeds from sale of Units	17,561,579	$ 456,266,805	34,298,924	$ 842,409,507

Reinvestment of dividends	–	–	659,201	16,868,967

Cost of Units tendered	(1,963,530)	(52,964,130)	(2,356,117)	(58,803,538)

Unit Conversion In	12,594	339,606	12,891	314,142

Unit Conversion Out	(273,023)	(7,345,144)	(539,124)	(13,713,294)

Net increase	15,337,620	$396,297,137	32,075,775	$787,075,784

Class 2:

Proceeds from sale of Units	2,117,540	$ 56,344,040	5,931,150	$ 148,801,862

Reinvestment of dividends	–	–	156,322	4,122,212

Cost of Units tendered	(374,859)	(10,433,505)	(1,733,166)	(44,583,426)

Unit Conversion In	188,553	5,249,996	88,702	2,279,731

Unit Conversion Out	(13,537)	(375,963)	(701,497)	(18,432,075)

Net increase	1,917,697	$ 50,784,568	3,741,511	$ 92,188,304

20

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

Class 3:

Proceeds from sale of Units	6,712,351	$ 182,712,528	13,063,856	$ 339,275,720

Reinvestment of dividends	–	–	278,456	7,521,087

Cost of Units tendered	(669,799)	(19,136,585)	(752,113)	(19,464,001)

Unit Conversion In	165,503	4,549,007	1,108,805	29,820,283

Net increase	6,208,055	$ 168,124,950	13,699,004	$ 357,153,089

Class 4:

Proceeds from sale of Units	147,879	$ 4,085,000	292,616	$ 7,857,500

Reinvestment of dividends	–	–	86,679	2,397,531

Cost of Units tendered	(27,682)	(805,802)	(28,901)	(771,155)

Net increase	120,197	$ 3,279,198	350,394	$ 9,483,876

Class 5:

Proceeds from sale of Units	5,744,417	$ 146,939,106	10,463,033	$252,202,796

Reinvestment of dividends	–	–	138,375	3,499,513

Cost of Units tendered	(347,219)	(9,254,123)	(390,236)	(9,600,084)

Unit Conversion In	21,854	567,012	10,619	265,866

Unit Conversion Out	(118,363)	(2,984,514)	(21,742)	(534,653)

Net increase	5,300,689	$ 135,267,481	10,200,049	$ 245,833,438

At September 30, 2025, 6 affiliated Investors, including Officers and Directors of the Fund and/or Pantheon Ventures (US) LP (the “Investment Manager” or “Pantheon”), owned 0.04% of the net assets of the Fund.

h.

CASH AND CASH HELD IN ESCROW: Cash consists of monies held at The Bank of New York Mellon (the “Custodian” or “BNYM”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no

21

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

restrictions on the cash held by the Fund’s Custodian. Cash held in escrow represents monies received in advance of the effective date of an Investor’s subscription. The monies are deposited with the Fund’s transfer agent, and will be released from escrow on the effective date of the subscription.

2.	AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment management agreement with Pantheon, a limited partnership organized under the laws of the State of Delaware and registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Affiliated Managers Group, Inc. (“AMG”) indirectly owns a majority of the interests of the Investment Manager. Investment management fees are paid directly by the Fund to the Investment Manager at the annual rate of 0.70% of the net assets of the Fund as of the end of each month, determined before giving effect to the accrual of the investment management fee being calculated or to any purchases or repurchases of interests of the Fund or any distributions by the Fund. The Investment Manager has agreed to waive its investment management fee paid by the Fund with respect to any period during which the only investment security held by the Fund is that of another investment company registered under the 1940 Act. Investment management fees waived under this investment management fee waiver may not be recouped by the Investment Manager in subsequent periods. During the six months ended September 30, 2025, the Investment Manager waived all investment management fees payable by the Fund in the amount of $19,791,976.

The Investment Manager has entered into an Expense Limitation and Reimbursement Agreement with the Fund and the Underlying Funds to waive the investment management fees payable by the Underlying Funds and pay or reimburse the Fund’s expenses (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds) such that the Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 1.45% per annum of the Fund’s net assets as of the end of each calendar month (the “Expense Cap”). “Excluded Expenses” is defined to include (i) the Fund’s proportional share of (a) fees, expenses, allocations, carried interests, etc. of the private equity investment funds and co-investments in portfolio companies in which any Underlying Fund invests (including all acquired fund fees and expenses); (b) transaction costs, including legal costs and brokerage commissions, of any Underlying Fund associated with the acquisition and disposition of primary interests, secondary interests, co-investments, ETF investments, and other investments; (c) interest payments incurred by any Underlying Fund; (d) fees and expenses incurred in connection with any credit facilities obtained by any Underlying Fund; (e) taxes of the any Underlying Fund; (f) extraordinary expenses of any Underlying Fund (as determined in the sole discretion of the Investment Manager), which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses; (g) fees and expenses billed directly to the Corporate Subsidiary by any accounting firm for auditing, tax and other professional services provided to the Corporate Subsidiary, and fees and expenses billed directly to the Lead Fund by any accounting firm for auditing, tax and other professional services provided to the Lead Fund; and (h) fees and expenses billed directly to the Corporate Subsidiary for custody and fund administration services provided to the Corporate Subsidiary, and fees and expenses billed directly to the Lead Fund for custody and fund administration services provided to the Lead Fund;

22

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

and (ii) (a) any investment management fee paid by the Fund; (b) acquired fund fees and expenses of the Fund; (c) transaction costs, including legal costs and brokerage commissions, of the Fund; (d) interest payments incurred by the Fund; (e) fees and expenses incurred in connection with any credit facilities obtained by the Fund; (f) the distribution and/or service fee paid by the Fund; (g) taxes of the Fund; and (h) extraordinary expenses of the Fund (as determined in the sole discretion of the Investment Manager), which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses. Expenses that are subject to the Expense Limitation and Reimbursement Agreement include, but are not limited to, each Underlying Fund’s investment management fee, the Fund’s administration, custody, transfer agency, record keeping, fund accounting and investor services fees, the Fund’s professional fees (outside of professional fees related to transactions), and fees and expenses of Fund Directors.

To the extent that the Fund’s total annual operating expenses for any month exceed the Expense Cap, the Investment Manager will pay or reimburse the Fund for expenses and/or waive the management fee payable by any of the Underlying Funds to the extent necessary to eliminate such excess. The Fund, or, with respect to the waived management fees, the applicable Underlying Funds, will be obligated to pay the Investment Manager all such amounts paid, waived, or reimbursed by the Investment Manager pursuant to the Expense Cap, provided that (a) the amount of such additional payment in any year, together with all expenses of the Fund (whether borne directly or indirectly through and in proportion to the Fund’s interest in the Underlying Funds), in the aggregate, would not cause the Fund’s total annual operating expenses, whether borne directly or indirectly through and in proportion to the Fund’s interest in the Underlying Funds, exclusive of Excluded Expenses, in any such year to exceed the lesser of any expense limitation in place at the time of payment or the expense limitation in place at the time of waiver or reimbursement, (b) the amount of such additional payment shall be borne pro rata by all Fund Investors or, with respect to each Underlying Fund, by all such Underlying Fund’s unitholders, as applicable, and (c) no such additional payments by the Fund, or, with respect to any waived management fees, the applicable Underlying Fund, will be made with respect to amounts paid, waived, or reimbursed by the Investment Manager more than thirty-six (36) months after the date such amounts are paid, waived, or reimbursed by the Investment Manager. The Expense Limitation Agreement shall continue until such time that the Investment Manager ceases to be the investment manager of the Fund or upon mutual agreement between the Investment Manager and the Fund’s Board.

During the six months ended September 30, 2025, the Investment Manager did not reimburse the Fund or recoup any previously reimbursed expenses. As of September 30, 2025, the Fund does not have any reimbursements subject to recoupment.

The Fund has entered into an Administration Agreement under which AMG Funds LLC, a subsidiary and the U.S. wealth platform of AMG, serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and Investor services to the Fund, its Investors, and certain institutions, such as broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s Investors. The Fund pays a fee to the Administrator at the rate of 0.05% per

23

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

annum of the Fund’s average monthly net assets, with a minimum annual fee of $86,000 for these services.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Administrator. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Units of the Fund will be continuously offered and will be sold directly to prospective accredited investors and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of registration statements for sales purposes and any advertising or sales literature. The Distributor has appointed Pantheon Securities, LLC, an affiliate of the Investment Manager, as a sub distributor of the Fund (the “Sub Distributor”). The Sub Distributor may carry out certain responsibilities of the Distributor.

The Fund has adopted a distribution and service plan (the “Plan”) with respect to Class 1, Class 2, Class 3, and Class 5 Units, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class 1, Class 2, Class 3, and Class 5 Units and for maintenance and personal service provided to existing Investors of those classes. The Plan authorizes payments to the Distributor of 0.75%, 0.50%, 0.25%, and 1.00% annually of the average monthly net assets attributable to Class 1, Class 2, Class 3, and Class 5, respectively. The Plan further provides for periodic payments by the Fund to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments made under the Plan by Class 1, Class 2, Class 3, and Class 5 Units for shareholder servicing may not exceed an annual rate of 0.25% of the average daily NAV of the Fund’s Units of that class owned by clients of such broker, dealer or financial intermediary.

The Board provides supervision of the affairs of the Fund, the Master Fund, and other trusts within the AMG Funds family of mutual funds. The Directors of the Fund who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairperson of the Board and the Audit Committee Chair receive additional annual retainers. The Directors’ fees and expenses are split evenly between the Master Fund and the Fund. Certain Directors and Officers of the Fund are Officers and/or Directors of the Investment Manager, the Administrator, AMG and/or the Distributor.

3.	SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer, and senior management at the Investment Manager. The CODM assesses the performance and makes operating decisions for the Fund

24

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

4.	COMMITMENTS AND CONTINGENCIES

Under the Fund’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which may provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

5.	FINANCIAL AND OTHER RISK FACTORS

The Fund invests a substantial portion of its assets in the Master Fund and the Master Fund intends to invest a substantial portion of its available capital in private equity securities including investments in private equity, infrastructure, and other private asset funds. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. No guarantee or representation is made that the Fund’s investment objective will be met.

Units in the Fund provide limited liquidity because repurchases of Units are subject to approval of the Fund’s Board.

A discussion of the risks associated with the Fund’s investment in the Master Fund is provided in Note 9 of the Master Fund’s Notes to Consolidated Financial Statements and the Fund’s prospectus.

6.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2025 have been evaluated through the date at which the financial statements were issued and the Fund has determined that no material events or transactions occurred.

25

Statement Regarding Basis For Approval of Investment Advisory Contract

At an in-person meeting held on June 12, 2025, the Boards of Directors (the “Directors”) of AMG Pantheon Fund, LLC (the “Feeder Fund”), AMG Pantheon Master Fund, LLC (the “Master Fund”), AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”), and AMG Pantheon Lead Fund, LLC (the “Lead Fund” and, together with the Feeder Fund, the Master Fund, and the Corporate Subsidiary, the “Funds”), and separately a majority of the Directors who are not “interested persons” of the Funds (“Independent Directors”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), voted to approve (i) the investment management agreement between Pantheon Ventures (US) LP (“Pantheon”) and the Feeder Fund, (ii) the investment management agreement between Pantheon and the Master Fund, (iii) the investment management agreement between Pantheon and the Corporate Subsidiary, and (iv) the investment management agreement between Pantheon and the Lead Fund, in each case, as amended at any time prior to the date of the meeting (collectively, the “Investment Management Agreements”). The Independent Directors were separately represented by independent legal counsel in connection with their consideration of the approval of the Investment Management Agreements.

In considering each Investment Management Agreement, the Directors reviewed a variety of materials relating to each Fund and Pantheon, including, with respect to the Master Fund and the Feeder Fund, comparative performance, fee and expense information for an appropriate peer group of similar funds (the “Peer Group”) and performance information for a relevant benchmark index, and, with respect to all of the Funds, the nature, extent and quality of services, other relevant matters, including management fees, the profitability of Pantheon and its affiliates, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Directors: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

Nature, extent and quality of services

In considering the nature, extent and quality of the services provided by Pantheon under the Investment Management Agreements, the Directors reviewed information relating to Pantheon’s operations and personnel. Among other things, Pantheon provided financial information and descriptions of its organizational and management structure. The Directors also took into account information provided periodically throughout the previous year by Pantheon in Board meetings relating to the performance of its duties with respect to the Funds and the Directors’ knowledge of Pantheon’s management and the quality of the performance of Pantheon’s duties under the Investment Management Agreements. In the course of their deliberations regarding the Investment Management Agreements, the Directors evaluated, among other things: (a) the extent and quality of the services rendered by Pantheon to the Funds; (b) Pantheon’s investment philosophy, strategies and techniques in managing the Funds; (c) Pantheon’s expertise in buying, selling and managing private equity investments; (d) Pantheon’s global footprint and range of investment products; and (e) Pantheon’s compliance program. The Directors also took into

26

Statement Regarding Basis For Approval of Investment Advisory Contract (continued)

account Pantheon’s undertaking to maintain contractual expense limitations for the Funds. The Directors also considered Pantheon’s risk management processes.

Performance

The Directors considered the performance of the Feeder Fund and the Master Fund for various periods and compared the performance of such Funds against the performance the Peer Group and the MSCI World Index, such Funds’ primary benchmark. The Directors noted that the Feeder Fund’s performance for Class 1 units for the 1-year period ended December 31, 2024 was above the average performance of the Peer Group and below the performance of the MSCI World Index. The Directors also noted that the Feeder Fund outperformed the MSCI World Index for the 2018, 2021, and 2022 calendar years. The Directors also noted that the Feeder Fund’s performance compared favorably to the Peer Group for the 3- and 5-year periods. The Directors also noted that the Feeder Fund’s performance was above the median performance of the Peer Group for the calendar years ended September 30, 2023 and September 30, 2022 and below the median performance of the Peer Group for the calendar year ended September 30, 2021. The Directors noted that, because the Feeder Fund invests solely in the Master Fund, the Feeder Fund’s performance closely mirrored the performance of the Master Fund. The Directors also noted that the Corporate Subsidiary and the Lead Fund are wholly-owned subsidiaries of the Master Fund and that the Master Fund’s performance includes the Corporate Subsidiary and the Lead Fund. The Directors also took into account management’s discussion of the Feeder Fund’s and the Master Fund’s (including the Corporate Subsidiary’s and the Lead Fund’s) performance. The Directors concluded that the Feeder Fund’s and the Master Fund’s (including the Corporate Subsidiary’s and the Lead Fund’s) overall performance has been satisfactory.

Management Fees; Profitability; and Economies of Scale

In considering the reasonableness of the fees payable to Pantheon, the Directors noted that the Funds operate under expense limitation and reimbursement agreements. The Directors also noted that, pursuant to the expense limitation and reimbursement agreements, Pantheon has agreed to limit total operating expenses of the Feeder Fund, exclusive of certain enumerated items, to the annual rate of 1.45% and to limit the aggregate of the Master Fund’s total annual operating expenses, the Corporate Subsidiary’s total annual operating expenses, and the Lead Fund’s total annual operating expenses, exclusive of certain enumerated items (including the management fees paid by the Master Fund, the Corporate Subsidiary, and the Lead Fund), to the annual rate of 0.75%. The Directors also noted that Pantheon has fully waived the management fee of the Feeder Fund and intends to do so as long as the master/feeder structure remains in place. The Directors compared the gross and net expense ratios of the Master Fund and the Feeder Fund to the Peer Group. The Directors considered that the Funds’ expense limitation agreements shall continue until such time that Pantheon ceases to be the investment adviser of the applicable Fund or upon mutual agreement between Pantheon and the Board. The Directors concluded that, in light of the nature, extent and quality of the services provided by Pantheon and the considerations noted above with respect to Pantheon, each Fund’s management fees and expenses are reasonable.

27

Statement Regarding Basis For Approval of Investment Advisory Contract (continued)

The Directors considered information regarding the profitability of Pantheon with respect to the provision of investment advisory services to the Funds in addition to the material benefits from economies of scale that Pantheon might realize with respect to the Funds as the Funds increase in assets. The Directors noted the undertaking by Pantheon to maintain contractual expense limitation agreements for the Funds, and concluded that Pantheon is not currently realizing benefits from economies of scale that would warrant adjustments to the management fee at this time. The Directors also considered all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from Pantheon serving as Investment Manager to the Funds), received by Pantheon and its affiliates from their relationships with the Funds and the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks. Also, with respect to economies of scale, the Directors noted that as the Funds’ assets increase over time, the Funds may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

After consideration of the foregoing, the Directors reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreements: (a) Pantheon has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreements and (b) Pantheon maintains an appropriate compliance program.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Director not necessarily attributing the same weight to each factor, the Directors concluded that approval of the Investment Management Agreements would be in the best interests of the Funds and their members. Accordingly, on June 12, 2025, the Directors, and separately a majority of the Independent Directors, voted to approve the Investment Management Agreements.

28

Other Tax Information

AMG Pantheon Fund, LLC hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2024/2025 Form 1099-DIV you received for the Fund showed the tax status of all distributions paid to you during the calendar year.

Pursuant to section 852 of the Internal Revenue Code, AMG Pantheon Fund, LLC hereby designates $42,413,014 as a capital gain distribution with respect to the taxable year ended September 30, 2025, or if subsequently determined to be different, the net capital gains of such year.

29

SEMI-ANNUAL REPORT

Appendix

AMG Funds September 30, 2025 AMG Pantheon Master Fund, LLC

wealth.amg.com	093025 SAR081

AMG Funds

AMG Pantheon Master Fund, LLC

Semi-Annual Report—September 30, 2025 (unaudited)

TABLE OF CONTENTS	PAGE

FUND PERFORMANCE	3

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Schedule of Investments	4

Consolidated Statement of Assets and Liabilities	25
Balance sheet, net asset value (NAV) per Unit computation and cumulative undistributed amounts

Consolidated Statement of Operations	26
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Consolidated Statements of Changes in Net Assets	27
Detail of changes in assets for the past two fiscal periods

Consolidated Statement of Cash Flows	28
Detail of cash movements during the fiscal period

Consolidated Financial Highlights	29
Historical net asset values per Unit, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	30
Accounting and distribution policies, details of agreements and transactions with Master Fund management and affiliates, and descriptions of certain investment risks

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	48

OTHER TAX INFORMATION	51

AMG Pantheon Master Fund, LLC Fund Performance (unaudited)

The table below shows the average annual total returns for AMG Pantheon Master Fund, LLC and MSCI World Index for the same time periods ended September 30, 2025.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG Pantheon Master Fund, LLC	7.70%	7.43%	15.13%	13.34%	12.20%	09/30/14

MSCI World Index[2,3]	19.58%	17.25%	14.41%	12.43%	10.70%	09/30/14†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s units, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Master Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per unit for the Master Fund and other information, please call 877.355.1566 or visit our website at wealth.amg.com for a free prospectus. Read it carefully before investing or sending money.

†	Date reflects inception date of the Master Fund, not the Index.

*	Not annualized

1

Total return equals income yield plus unit price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Master Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by unitholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Master Fund are net of expenses. All returns are in U.S. dollars ($).

2

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Please go to msci.com for most current list of countries represented by the Index. Unlike the Master Fund, the MSCI World Index is unmanaged, is not available for investment and does not incur fees.

3

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)

Co-Investments

ACP Accelerant Co-Invest, LLC (Financials)(a),(b)	01/31/2022	(c)	$21,758,659	$26,797,362	0.4%

AI ALTIUS & Cy S.C.Sp (Luxembourg)(a),(b)	02/04/2025	(c)	26,169,082	26,088,000	0.4%

AP VIII Prime Security Services Holdings, L.P. (Industrials)	04/26/2016	(c)	378,363	96,685	0.0%

APH CUBS Co-invest LP (Financials)(a)	11/16/2018	(c)	2,663,394	6,436,053	0.1%

Apheon Special Opportunities Fund S.C.A. SICAV-RAIF (Healthcare) (Luxembourg)(a),(b)	09/15/2025	(c)	29,347,968	28,840,909	0.5%

APIA BIM FPCI (Information Technology) (France)(a)	02/25/2020	(c)	3,335,836	10,487,833	0.2%

APIA DINO FPCI (Information Technology) (Netherlands)(a),(b)	03/11/2022	(c)	10,829,540	15,377,007	0.2%

APIA OPUS FPCI (Information Technology) (France)(a)	12/22/2020	(c)	4,246,276	5,976,595	0.1%

Apollo DSB Co-Invest, L.P. (Healthcare)(a)	11/14/2018	(c)	2,163,712	11,417,750	0.2%

Armis Investors Holdings, L.P. (Information Technology)(a)	02/03/2020	(c)	4,245,077	9,506,912	0.2%

ASTRO Co-Invest, L.P. (Financials)(a),(b)	06/26/2025	(c)	27,149,205	27,997,987	0.5%

Base10 Advancement Initiative IH I, L.P. (Healthcare)(a),(b),(d)	05/13/2022	(c)	5,159,391	3,514,306	0.1%

BC Partners Aqua Co-Investment LP (Industrials) (Germany)(a),(b)	01/11/2022	(c)	15,022,158	9,858,687	0.2%

BC Partners Clay Co-Investment LP (Materials) (Germany)(a),(b)	03/30/2022	(c)	16,379,406	35,505,083	0.6%

CB Ignite Holdings, LLC (Consumer Discretionary)(a),(d)	08/12/2016	(c)	1,295,640	1,765,023	0.0%

CD&R Raven Co-Investor, L.P. (Healthcare)(a),(b)	11/15/2024	(c)	13,854,609	13,843,321	0.2%

Cogenuity Co-Invest I LP (Consumer Discretionary)(a),(b)	06/21/2024	(c)	13,179,754	13,389,081	0.2%

Coronet Cyber Security Ltd. (Information Technology) (Israel)(a),(d)	02/03/2023	(c)	4,108,705	5,386,204	0.1%

DETZ Co-Investment Aggregator, L.P. (Financials)	12/08/2021	(c)	83,712	31,456,544	0.5%

Diamond LS I LP (Financials)(a)	12/28/2016	(c)	379,427	1,714,995	0.0%

Digital Bridge Small Cell Holdings, LLC (Information Technology)(a),(d)	11/06/2015	31	220,427	161,908	0.0%

Eagle Investment Trust (Industrials) (Australia)(a)	08/12/2021	(c)	7,206,199	23,728,161	0.4%

ECI 11 FP Limited (Information Technology) (United Kingdom)(a)	06/07/2021	(c)	7,458,486	9,242,044	0.1%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)

Co-Investments (continued)

Epsilon Topco Limited (Information Technology)(a),(d)	10/03/2018	(c)	$1,783,591	$2,577,580	0.0%

ESCP PPG Holdings, LLC (Industrials)(a),(d)	12/14/2016	2,171.429	2,174,345	0	0.0%

Fintech Collective PA1 LLC (Information Technology)(a),(b)	12/23/2022	(c)	5,120,000	8,266,961	0.1%

Five Arrows Galliera Co-Invest Fund SCSp (Consumer Discretionary) (France)(a),(b)	08/04/2022	(c)	18,102,001	22,875,329	0.4%

Five Arrows North Star FAPI IV Co-Invest SCSp SICAV-RAIF (Consumer Discretionary)(a),(b)	05/03/2023	(c)	30,035,711	41,313,946	0.7%

Five Arrows Royal FAPI IV Co-Invest SCSp (Information Technology)(a),(b)	07/01/2024	(c)	18,479,848	18,851,483	0.3%

Five Arrows Spark 2023 FAPI III Co-Invest SCSp (Healthcare) (United Kingdom)(a),(b)	07/19/2023	(c)	18,991,370	19,629,050	0.3%

FPCI Apia Trilogy (Information Technology) (Belgium)(a),(b)	09/16/2021	(c)	11,466,453	18,328,284	0.3%

Freman 2 MM Co-Investment 1 Albatros SCSP (Luxembourg)(a),(b)	02/26/2025	(c)	26,355,251	31,714,734	0.5%

Frozen Bakery Holdco, LLC (Consumer Staples)(a),(b),(d)	03/27/2024	(c)	28,011,043	51,919,715	0.8%

GGV (ET) LLC (Information Technology)(a),(b),(d)	08/08/2022	(c)	5,072,978	3,252,212	0.1%

Golden Aggregator, L.P. (Information Technology)(a)	06/28/2021	(c)	15,000,000	12,100,882	0.2%

Greenbriar CoInvestment WSA, L.P.(a),(b)	05/16/2025	(c)	23,286,468	23,460,955	0.4%

H&F FLASHDANCE PARTNERS II, L.P. (Financials)(a)	07/16/2018	(c)	636,693	1,205,374	0.0%

H.I.G. CHA, L.P. (Industrials)(a),(b)	05/23/2024	(c)	29,042,333	41,466,564	0.7%

H.I.G. Pixelle Specialty Solutions Co-Investment, L.P. (Materials)(a),(b)	07/15/2022	(c)	8,118,276	4,009,537	0.1%

H.I.G. TMC Co-Investors, L.P. (Industrials)(a),(b)	02/21/2023	(c)	8,544,732	22,146,675	0.4%

Hadron Holdings (Financials)(a),(b)	10/16/2023	(c)	11,492,570	12,451,289	0.2%

Heartland Dental Holding Corporation (Healthcare)(a),(b),(d)	06/21/2024	(c)	51,496,562	60,018,619	1.0%

Help HP SCF Investor, LP (Information Technology)(a)	05/12/2021	(c)	7,800,465	10,294,326	0.2%

Hg Athena Co-Invest L.P. (Information Technology) (United Kingdom)	03/18/2020	(c)	449,246	9,143,838	0.1%

Hg Riley Co-Invest L.P. (Information Technology)(a),(b)	09/30/2021	(c)	7,857,364	1,981,569	0.0%

Hg Secular Co-Invest L.P. (Information Technology)(a)	09/16/2020	(c)	3,033,908	4,004,739	0.1%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)

Co-Investments (continued)

Hg Vibranium Co-Invest L.P. (Information Technology) (Sweden)(a),(b)	06/29/2022	(c)	$42,712,197	$68,959,686	1.1%

Hg Vivaldi 2 Co-Invest L.P. (Information Technology) (Norway)(a)	06/10/2019	(c)	1,934,725	8,654,324	0.1%

High Street HoldCo, LLC (Insurance)(a),(b),(d)	06/27/2024	(c)	40,052,500	52,046,487	0.8%

Hockey Parent Holdings, L.P. (Financials)(a),(d)	09/14/2023	(c)	35,020,279	48,068,328	0.8%

Hygee International SARL (Materials) (France)(a),(d)	12/17/2020	(c)	4,760,163	8,614,159	0.1%

ICG Minimax 2024 Co-Investment I SCSp (Germany)(a),(b)	03/10/2025	(c)	40,850,072	50,410,667	0.8%

IK PF II Luxco 6 S.a r.l. (Industrials) (United Kingdom)(a),(b),(d)	04/12/2024	(c)	29,666,084	36,497,276	0.6%

Incline A Aviation Co-Investment Fund (Industrials)(a)	05/15/2020	(c)	23,252	16,992	0.0%

Incline B Aviation Aladdin Co-Investment Limited Partnership (Industrials)(a),(d)	06/26/2018	(c)	2,348,122	3,856,675	0.1%

Insight Hideaway Aggregator, L.P. (Information Technology)(a),(b)	03/15/2024	(c)	38,280,027	55,840,444	0.9%

Insight RF Holdings, LLC (Information Technology)(a)	07/03/2019	(c)	(23,382)	77,346	0.0%

ISC CG Parent, LP (Information Technology)(a),(e)	08/28/2025	(c)	32,500,000	32,500,000	0.5%

ISH Co-Invest Aggregator, L.P. (Information Technology)(a)	05/06/2021	(c)	5,588,918	6,026,313	0.1%

IVP XI Celestial Co-Invest LP (Industrials)(a)	06/04/2021	(c)	8,429,116	11,551,117	0.2%

IVP XII DK (BLOCKED) Co-Invest, L.P. (Communication Services)(a),(b),(d)	10/01/2021	(c)	14,975,392	21,619,729	0.3%

JP Co-Invest, LLC (Consumer Staples)(a)	11/13/2018	(c)	2,231,184	15,579	0.0%

KKR Cavalry Co-Invest L.P. (Information Technology)(a),(b)	03/22/2022	(c)	8,632,039	15,501,376	0.2%

KKR Compass Co-Invest L.P. (Healthcare)(a)	04/25/2024	(c)	52,440,938	70,054,715	1.1%

KKR Gameday Co-Invest L.P. (Consumer Discretionary)(a),(b)	08/19/2024	(c)	31,048,684	39,046,149	0.6%

KKR Ninja Co-Invest L.P (Information Technology)(a),(b)	11/01/2022	(c)	19,329,413	26,818,485	0.4%

Kwol Co-invest, LP (Healthcare)(a),(b)	12/12/2023	(c)	29,932,910	48,731,561	0.8%

LEP Prelude Co-Invest, L.P. (Healthcare)(a)	07/05/2017	(c)	1,309,118	3,354,332	0.1%

Logan Co-Invest, L.P. (Information Technology)(a)	08/27/2020	(c)	3,937,553	1,918,613	0.0%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)

Co-Investments (continued)

Menrva Lead Co-Investment II, L.P. (Consumer Discretionary) (People’s Republic of China)(a),(b)	07/14/2025	(c)	$50,023,504	$48,679,000	0.8%

Ocean Alliance III, L.P. (Communication Services) (People’s Republic of China)(a)	09/04/2020	(c)	3,520,819	3,600,758	0.1%

Olive Investments Limited (Information Technology)(a),(b)	09/01/2021	(c)	11,222,629	14,135,996	0.2%

Onex ISO Co-Invest LP (Financials)(a),(b)	10/29/2021	(c)	19,692,078	29,030,769	0.5%

Project Alpine Co-Invest Fund, L.P. (Information Technology)(a),(b)	06/13/2022	(c)	38,904,259	45,968,610	0.7%

Project Hotel California Co-Invest Fund, L.P. (Information Technology)(a),(b)	07/29/2022	(c)	37,815,396	61,405,098	1.0%

Project Second Co-Invest Fund, L.P.(a),(b)	05/05/2025	(c)	53,971,616	54,473,133	0.9%

Providence IX Maverick Co-Investment L.P.(a),(b)	05/30/2025	(c)	26,783,254	28,393,613	0.5%

PSC Leto LP Kirkland (Information Technology) (Netherlands)(a),(b)	11/01/2024	(c)	16,658,895	19,343,666	0.3%

PSG Government Brands II Co-Invest L.P. (Information Technology)(a),(b)	07/30/2021	(c)	12,263,181	13,857,636	0.2%

PSG LM Co-Investors L.P. (Information Technology)(a)	05/24/2016	(c)	785,151	5,268,522	0.1%

PX3 Partners Clean LP (Financials) (Ireland)(a),(b)	06/09/2025	(c)	30,174,789	31,242,064	0.5%

Quantum Parallel Partners VI-C(A), LP (Energy)(a)	10/16/2015	(c)	14,036	90,160	0.0%

Quantum QEP VII Co-Investment Fund, L.P. (Energy)(a)	08/30/2018	(c)	1,567,803	1,328,218	0.0%

R Chapel Avenue Holdings Co-Invest B, LP (Financials)(a),(b)	07/08/2024	(c)	14,853,761	23,057,319	0.4%

RCP Artemis Co-Invest LP (Financials)(a)	08/01/2019	(c)	3,895,084	21,339,280	0.3%

RL Co-investor Aggregator II L.P. (Communication Services)(a),(b)	03/04/2022	(c)	26,203,614	21,252,506	0.3%

Roark Capital Partners II Sidecar LP (Consumer Discretionary)(a)	11/26/2018	(c)	4,702,165	8,806,676	0.1%

SDA Investors Group, LLC - Class A (Healthcare)(a),(d)	08/03/2017	(c)	3,774,914	515,107	0.0%

SDA Investors Group, LLC - Series A Pref (Healthcare)(d)	03/26/2019	(c)	1,095,360	2,378,995	0.0%

SDA Investors Group, LLC - Series AA Pref (Healthcare)(d)	09/18/2023	(c)	239,147	328,827	0.0%

Shamrock ND Holdco, L.P. (Communication Services)(a),(b)	09/10/2024	(c)	41,250,737	41,579,442	0.7%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)

Co-Investments (continued)

Shamrock PN Holdco, L.P. (Communication Services)(a),(b)	07/30/2025	(c)	$33,749,483	$33,729,000	0.5%

Sherman Opportunity-A LP (Financials)(a),(b)	10/28/2022	(c)	26,633,606	54,365,875	0.9%

SignalFire Opportunities Fund, L.P. - Series 11 (Financials)(a),(b)	12/10/2021	(c)	5,109,869	4,984,639	0.1%

SignalFire Opportunities Fund, L.P. - Series 14 (Healthcare)(a),(b)	04/08/2022	(c)	4,977,228	4,822,497	0.1%

SKCP V Sirona Co-Invest, L.P. (Healthcare) (France)(a),(b)	12/16/2021	(c)	15,563,176	10,791,548	0.2%

STAIRWAY HOLDINGS CO-INVEST, LP (Financials)(a),(b)	09/29/2022	(c)	25,145,550	37,674,609	0.6%

SYFS Co-INVEST, LLC (Healthcare)(a)	09/01/2017	(c)	2,972,962	68,126	0.0%

TCP DJR Co-Invest Feeder, L.P. (Energy)(a)	11/20/2018	(c)	3,535,270	2,116,510	0.0%

TI VI Project Horizon Co-Invest L.P. (Consumer Staples) (Switzerland)(a),(b)	09/30/2024	(c)	22,366,950	29,792,904	0.5%

TI VI RAVEN INVESTMENT AGGREGATOR, L.P.(a),(b)	04/11/2025	(c)	34,782,000	39,487,948	0.6%

TKC Co-Investment, LLC (Consumer Discretionary)(a)	10/12/2016	(c)	1,551	2,533,039	0.0%

TPG Clarinet Co-Invest, LP (Consumer Discretionary) (Australia)(a)	02/26/2019	(c)	0	7,539,991	0.1%

TPG Growth V Amplifier CI, L.P. (Healthcare)(a),(b)	02/10/2022	(c)	7,940,027	34,906,040	0.6%

TPG Growth V Deacon, L.P. (Information Technology)(a),(b)	11/20/2023	(c)	22,211,221	25,468,175	0.4%

TPG Growth V Melody CI, Limited Partnership (Communication Services) (Italy)(a),(b)	07/18/2022	(c)	10,554,497	43,875,891	0.7%

TPG VII Renown Co-Invest I, L.P. (Consumer Discretionary)(a)	05/09/2018	(c)	1,436,623	5,023	0.0%

Trident VII Co-Invest - A LP (Healthcare)(a)	06/28/2018	(c)	2,312,991	6,357,908	0.1%

TVG-I-E-AEG Holdings (Consumer Discretionary)	01/27/2017	(c)	435,345	1,909,074	0.0%

T-VI Co-Invest-A LP (Financials)(a)	08/12/2015	(c)	2,590	0	0.0%

Verdane P Co-Invest AB (Information Technology) (Norway)(a),(b)	03/30/2022	(c)	6,721,424	3,289,726	0.1%

Vistria AP Investment LLC (Consumer Discretionary)(a),(d)	12/12/2019	(c)	1,881,126	7,674,443	0.1%

WP Triton Investment, L.P. (Communication Services) (United Kingdom)(a)	12/10/2019	(c)	1,617,452	0	0.0%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)

Co-Investments (continued)

WP-LH Co-Invest, L.P. (Consumer Discretionary)(a)	06/25/2015	(c)	$197,042	$371,365	0.0%

Total Co-Investments			1,624,525,713	2,177,622,190	34.9%

Primary Private Investment Funds

Abry Advanced Securities Fund IV, L.P.	02/19/2019	(c)	3,068,447	2,953,594	0.0%

Accel Leaders Fund IV, L.P.(a),(b)	06/05/2023	(c)	12,262,500	13,391,710	0.2%

Accel London VIII, L.P(a),(b)	08/21/2024	(c)	2,672,500	2,529,520	0.0%

American Industrial Partners Fund VIII(b)	04/30/2024	(c)	14,263,706	15,810,086	0.3%

Base10 Advancement Initiative II, L.P.(a),(b)	01/06/2023	(c)	9,338,335	8,967,616	0.1%

Battery Ventures Select Fund II, L.P.(a),(b)	03/09/2022	(c)	3,848,860	4,255,790	0.1%

Battery Ventures XIV, L.P.(a),(b)	07/20/2022	(c)	7,770,372	8,309,568	0.1%

BC European Capital XI (United Kingdom)(a),(b)	02/25/2022	(c)	18,786,280	22,931,457	0.4%

BroadRiver III, L.P.(a)	03/27/2018	(c)	2,628,411	2,671,958	0.0%

Canaan XIII(a),(b)	08/28/2024	(c)	2,950,000	2,749,652	0.0%

Craft Ventures Growth II, L.P.(a),(b)	05/31/2023	(c)	5,532,026	7,355,196	0.1%

Entrepreneurial Equity Partners Fund II, L.P.(b)	06/26/2024	(c)	12,491,698	21,304,046	0.3%

Five Arrows Growth Partners II SCSp (Luxembourg)(a),(b)	09/22/2025	(c)	3,868,279	3,167,279	0.1%

Five Arrows Principal Investments IV SCSp SICAV-RAIF (United Kingdom)(a),(b)	06/17/2022	(c)	15,589,288	15,914,027	0.3%

Forbion Capital Fund VI (Netherlands)(a),(b)	03/01/2023	(c)	3,845,996	4,868,189	0.1%

Fremman 2 MM SCSP (Luxembourg)(a),(b)	08/01/2025	(c)	8,352,793	7,265,424	0.1%

GSO Capital Opportunities Fund III, L.P.	09/22/2016	(c)	478,533	299,361	0.0%

H&F Arrow 2, L.P.(a)	08/28/2020	(c)	138,913	377,789	0.0%

H.I.G. Advantage Buyout Fund II L.P.(a),(b)	05/06/2024	(c)	5,934,907	8,038,818	0.1%

HGGC Fund IV-A, L.P.(a),(b)	12/03/2021	(c)	17,726,528	22,447,240	0.4%

HIG Middle Market LBO Fund IV, L.P.(a),(b)	05/11/2023	(c)	4,259,563	3,312,529	0.1%

HX ONE L.P.(a),(b)	06/20/2025	(c)	12,903,300	12,903,300	0.2%

IK X Fund No.1 SCSp (Luxembourg)(a),(b)	02/13/2025	(c)	2,526,297	2,492,809	0.0%

Incline Aviation Fund II(d)	05/07/2021	(c)	8,278,791	10,496,155	0.2%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)

Primary Private Investment Funds (continued)

Incline Aviation I(d)	03/09/2017	(c)	$798,594	$791,505	0.0%

Knox Lane Capital Fund II, L.P.(a),(b)	01/08/2024	(c)	5,037,644	5,029,000	0.1%

Main Post Growth Capital III (Parallel), L.P.(a),(b)	10/25/2023	(c)	4,653,137	4,297,527	0.1%

NEA 18 Venture Growth Equity, L.P.(a),(b)	02/08/2023	(c)	9,877,379	10,544,225	0.2%

New Enterprise Associates 18, L.P.(a),(b)	02/08/2023	(c)	4,678,558	8,476,316	0.1%

Nexus Special Situations IV, L.P.(a),(b)	04/30/2024	(c)	4,023,457	4,279,837	0.1%

Norvestor IX SCSp (Norway)(b)	04/20/2023	(c)	7,634,997	10,615,881	0.2%

PSC V (A), LP (United Kingdom)(a),(b)	02/19/2025	(c)	10,406,804	13,065,288	0.2%

PSG Encore-A L.P.(b)	03/23/2022	(c)	21,743,375	25,324,326	0.4%

PX3 Partners Fund I LP (United Kingdom)(b)	06/10/2025	(c)	10,915,847	12,637,259	0.2%

RedBird Capital Partners Fund IV, L.P.(b)	01/29/2024	(c)	26,224,449	28,393,541	0.5%

Redpoint Ventures IX, L.P.(a),(b)	10/03/2022	(c)	4,567,285	5,746,352	0.1%

SignalFire Breakout Fund III, L.P.(a),(b)	01/31/2022	(c)	8,648,661	11,592,063	0.2%

SignalFire Fund IV, L.P.(a),(b)	01/31/2022	(c)	4,311,573	4,636,709	0.1%

SignalFire VSS I, L.P.(a),(b)	01/31/2022	(c)	4,875,000	6,288,508	0.1%

SK Capital Partners VI(b)	09/22/2023	(c)	3,992,026	6,539,631	0.1%

Towerbrook Investors VI (OS), L.P.(b)	07/24/2024	(c)	13,247,971	15,023,641	0.2%

TPG Growth V, L.P.(a),(b)	09/17/2021	(c)	21,621,679	29,971,735	0.5%

TPG Growth VI, L.P.(a),(b)	08/07/2025	(c)	13,001,278	12,660,587	0.2%

Triton Fund 6 SCSP (Luxembourg)(a),(b)	08/29/2025	(c)	659,244	787,679	0.0%

Valeas Capital Partners I-A LP(a),(b)	02/27/2023	(c)	11,819,183	21,469,218	0.3%

Total Primary Private Investment Funds			372,254,464	442,983,941	7.1%

Secondary Private Investment Funds

3i Venice SCSp (United Kingdom)(a)	01/15/2020	(c)	4,428,798	24,501,418	0.4%

A&M Capital Europe, SCSp (Spain)(a),(b)	12/29/2023	(c)	10,667,693	15,999,623	0.3%

A9 EUR (Feeder) L.P. (France)(b)	09/30/2024	(c)	4,578,525	4,295,660	0.1%

Abry Advanced Securities Fund III, L.P.(a)	03/31/2021	(c)	1,344,489	11,240	0.0%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)

Secondary Private Investment Funds (continued)

ABRY Heritage Partners, L.P.(e)	03/31/2021	(c)	$154,345	$243,878	0.0%

ABRY Partners IX, L.P.(e)	03/31/2021	(c)	1,609,001	2,209,451	0.0%

ABRY Partners VI, L.P.(e)	03/31/2021	(c)	16,820	0	0.0%

ABRY Partners VII, L.P.(a),(e)	03/31/2021	(c)	295,649	155,381	0.0%

ABRY Partners VIII, L.P.(e)	03/31/2021	(c)	555,824	263,852	0.0%

ABRY Senior Equity III, L.P.(e)	03/31/2021	(c)	31,737	0	0.0%

ABRY Senior Equity IV, L.P.(e)	03/31/2021	(c)	183,482	119,495	0.0%

ABRY Senior Equity V, L.P.(e)	03/31/2021	(c)	852,344	1,393,440	0.0%

ACON Equity Partners 3.5, L.P.(a),(e)	01/12/2022	(c)	1,406,134	1,719,647	0.0%

ACON Equity Partners IV, L.P.(a),(e)	01/04/2022	(c)	3,858,611	4,118,201	0.1%

ACP Investment Fund II, L.P.(a),(e)	06/30/2023	(c)	11,482,396	5,569,828	0.1%

Advent International GPE IX-C Limited Partnership(a),(b)	03/31/2024	(c)	14,610,812	17,745,950	0.3%

Advent International GPE VIII-B-3 Limited Partnership(a),(b)	03/31/2024	(c)	6,658,590	6,556,368	0.1%

Allegro Private Equity Fund II, L.P. (Australia)	03/04/2020	(c)	1,286,944	7,535	0.0%

Alpine Investors Apex CV-A, LP(a),(b)	10/20/2023	(c)	54,381,643	86,491,384	1.4%

Alpine Investors TEAM CV Feeder, LLC(a)	12/17/2020	(c)	3,845,214	11,755,242	0.2%

Altamont Capital Partners III, L.P.(e)	06/30/2023	(c)	64,787,449	65,231,706	1.1%

Altor Fund II (No. 2) Limited Partnership (Denmark)(a),(b)	03/31/2024	(c)	430,823	179,935	0.0%

Altor Fund III (No. 2) Limited Partnership (Sweden)(e)	04/07/2022	(c)	917,544	340,385	0.0%

Altor Fund III (No. 2) Limited Partnership (Sweden)(b)	03/31/2024	(c)	1,159,905	860,740	0.0%

Altor Fund IV (No. 1) AB (Sweden)(a),(b)	04/08/2022	(c)	3,076,304	2,477,296	0.0%

Altor Fund IV (No. 2) AB (Sweden)(a),(b)	03/31/2024	(c)	5,021,093	5,658,948	0.1%

Altor Fund IV (No.1) AB (Sweden)(a),(b)	06/30/2025	(c)	15,306,568	15,855,936	0.3%

Altor Fund V (No. 1) AB (Sweden)(b)	04/08/2022	(c)	6,695,965	7,420,677	0.1%

Altor Fund V (No. 2) AB (Sweden)(b)	03/31/2024	(c)	15,059,280	17,683,589	0.3%

Altor Fund V (No.2) AB (Sweden)(a),(b)	06/30/2025	(c)	30,735,598	34,466,874	0.6%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)

Secondary Private Investment Funds (continued)

Antin Infrastructure Partners III-B SCSp (Spain)(a)	11/04/2020	(c)	$3,086,665	$4,091,158	0.1%

Apax France VIII-A FCPR (France)(a)	01/22/2019	(c)	624,025	60,129	0.0%

Apollo Overseas Partners IX, L.P.(b)	09/30/2024	(c)	7,219,428	8,558,809	0.1%

Archer Capital GF Trust 2B (Australia)(a)	03/04/2020	(c)	735,823	368,206	0.0%

Archer Capital Trust 5B (Australia)(a)	03/04/2020	(c)	714,307	89,062	0.0%

Ares Corporate Opportunities Fund IV, L.P.	04/13/2017	(c)	1,178,671	318,249	0.0%

Astorg CF II (GP) (Netherlands)(a),(b)	09/24/2024	(c)	18,059,100	25,512,982	0.4%

August Equity Partners IV Executives Partnership LP (United Kingdom)(a),(b)	12/29/2023	(c)	6,067,837	3,465,081	0.1%

Aztiq Fund I SCSp(a)	05/13/2019	(c)	3,293,496	7,593,606	0.1%

Bain Capital Fund XII, L.P.(a),(b)	06/30/2024	(c)	11,479,076	11,261,708	0.2%

Balderton Capital V, L.P. (United Kingdom)(a),(b)	10/01/2024	(c)	9,895,421	10,840,368	0.2%

Banc Fund IX L.P.(a)	01/19/2016	(c)	593	8,834	0.0%

Base10 Partners I, L.P.(a),(b)	08/03/2022	(c)	4,837,606	5,555,524	0.1%

BC European Capital X-3 LP (United Kingdom)(b)	09/30/2024	(c)	5,631,420	6,110,353	0.1%

BE VI ‘D’ LP (United Kingdom)(b)	09/30/2024	(c)	10,132,548	11,167,275	0.2%

Berkshire Fund IX Coinvestment Fund L.P.(a),(e)	04/08/2022	(c)	3,024,340	3,790,142	0.1%

Berkshire Fund IX, L.P.(e)	09/03/2021	(c)	6,117,327	7,404,857	0.1%

Berkshire Fund VI, Limited Partnership(a),(b)	04/08/2022	(c)	810,079	424,403	0.0%

Berkshire Fund VII, L.P.(a),(b)	04/08/2022	(c)	184,445	187,925	0.0%

Berkshire Fund VIII L.P.(a),(b)	04/08/2022	(c)	1,691,619	622,235	0.0%

Berkshire Fund X-A, L.P.(b)	11/16/2021	(c)	2,136,946	2,454,432	0.0%

Blackstone Capital Partners VI L.P.(e)	04/07/2022	(c)	232,297	121,643	0.0%

Blackstone Capital Partners VIII L.P.(e)	10/01/2024	(c)	20,271,798	29,194,410	0.5%

Blackstone Energy Partners II L.P.(e)	10/01/2024	(c)	5,399,477	6,187,408	0.1%

Boom Co-Invest B, L.P.(a),(b)	01/02/2024	(c)	3,154,691	5,035,077	0.1%

BPE 3 Unternehmensbeteiligungen GmbH & Co. KG (Germany)(a),(b)	11/22/2024	(c)	1,919,937	1,329,027	0.0%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)

Secondary Private Investment Funds (continued)

Brentwood Associates Opportunities Fund II-A, L.P.(a),(b)	07/18/2025	(c)	$40,684,847	$56,576,210	0.9%

Brentwood Associates Private Equity V, L.P.(a),(e)	10/01/2024	(c)	12,605,843	16,433,259	0.3%

Bridgepoint Europe IV ‘A’ LP (United Kingdom)(a),(b)	12/29/2023	(c)	30,319	75,534	0.0%

Bridgepoint Europe V A1 LP(a),(b)	09/30/2025	(c)	2,670,937	3,622,225	0.1%

Calera Capital Partners V L.P.	04/25/2016	(c)	55,554	58,793	0.0%

CapVest Strategic Opportunities 2 SCSp (United Kingdom)(a)	12/01/2020	(c)	3,678,722	10,200,261	0.2%

Carlyle Global Infrastructure Opportunity Fund, L.P.(e)	04/21/2022	(c)	10,537,508	15,889,282	0.3%

Carlyle Renewable and Sustainable Energy Fund II, S.C.Sp.(a),(b)	11/29/2022	(c)	767,202	1,050,924	0.0%

CB Offshore Equity Fund IX, Limited Partnership(a),(b)	12/31/2024	(c)	10,954,980	11,602,467	0.2%

CB Offshore Equity Fund X, Limited Partnership(b)	12/31/2024	(c)	7,169,261	7,479,320	0.1%

CB Offshore Equity Overage Fund X, Limited Partnership(b)	12/31/2024	(c)	6,601,071	5,953,470	0.1%

CBPE Capital Fund IX B, L.P. (United Kingdom)	12/31/2020	(c)	3,413,601	5,770,805	0.1%

CD&R Value Building Partners I, L.P.(b)	12/17/2021	(c)	33,820,679	46,576,960	0.8%

Centerbridge Falcon Acquisition Fund, L.P. (Canada)(a),(b)	08/21/2025	(c)	24,077,354	23,800,205	0.4%

CenterGate Capital Partners I, L.P.(b)	10/02/2024	(c)	939,576	1,040,684	0.0%

Charlesbank Equity Fund IX Overage Program(a),(e)	10/01/2024	(c)	512,008	857,260	0.0%

Charlesbank Equity Fund IX, Limited Partnership(e)	10/01/2024	(c)	2,340,309	2,906,186	0.1%

Charlesbank Equity Fund VII, Limited Partnership(a),(e)	10/01/2024	(c)	9,345	985	0.0%

Charlesbank Equity Fund VIII, Limited Partnership(a),(e)	10/01/2024	(c)	1,205,661	1,297,207	0.0%

CIVC SIB CF, L.P. (Canada)(a),(b)	05/03/2023	(c)	28,801,534	37,914,532	0.6%

Clearlake Capital Partners VII (Offshore), LP(a),(b)	12/29/2023	(c)	4,421,650	5,348,236	0.1%

Clearview Capital Fund III, L.P.(b)	05/31/2023	(c)	1,236,723	1,747,562	0.0%

Clearview Capital Fund IV, L.P.(b)	05/31/2023	(c)	7,153,052	7,283,397	0.1%

Clearview Capital Fund V, L.P.(a),(b)	05/19/2023	(c)	843,532	753,518	0.0%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)

Secondary Private Investment Funds (continued)

Clearview Capital Mezzanine Fund I, L.P.(b)	05/16/2023	(c)	$570,435	$566,543	0.0%

DevCo Partners I Ky (Finland)(a)	06/30/2025	(c)	25,630,682	25,815,589	0.4%

Diablo Investment Fund, L.P.(e)	08/09/2024	(c)	578,659	691,133	0.0%

Digital Colony Partners, L.P. (Luxembourg)(a),(b)	01/31/2024	(c)	62,212,625	72,279,295	1.2%

DPE Continuation Fund I geschlossene Spezial-Investment GmbH & Co. KG (Germany)(a),(b)	10/12/2022	(c)	38,289,774	56,881,076	0.9%

DW Healthcare Partners III, L.P.(a),(b)	10/01/2024	(c)	76,925	119,360	0.0%

DW Healthcare Partners IV, L.P.(a),(b)	10/01/2024	(c)	1,240,819	1,394,684	0.0%

DW Healthcare Partners MLG CV, L.P.(a),(b)	11/25/2024	(c)	792,484	1,045,395	0.0%

DW Healthcare Partners Small Cap, L.P.(a),(b)	10/01/2024	(c)	390,647	912,195	0.0%

DW Healthcare Partners V, L.P.(a),(b)	10/01/2024	(c)	3,577,814	6,081,269	0.1%

ECP Calpine Continuation Fund, LP(a),(b)	07/05/2022	(c)	27,715,985	70,730,175	1.1%

EQT IX (No.2) EUR SCSP (Sweden)(b)	12/29/2023	(c)	27,587,380	32,686,688	0.5%

EQT VII (No.1) LP (Denmark)(a),(b)	12/29/2023	(c)	8,926,448	7,760,156	0.1%

EQT VIII (No.1) SCSP(a),(b)	12/29/2023	(c)	15,406,123	16,611,132	0.3%

Equistone Partners Europe Fund VI “A” SCSp (France)(b)	09/30/2024	(c)	3,668,190	3,963,587	0.1%

Equistone Partners Europe Fund VI “B” SCSp (Luxembourg)(b)	12/31/2024	(c)	12,246,891	19,376,305	0.3%

Ergon svt Long Term Value Fund SCSp (Germany)(a)	02/24/2021	(c)	4,701,756	6,893,854	0.1%

Flexpoint Fund IV-B, L.P.(a),(b)	03/31/2024	(c)	11,784,281	13,389,919	0.2%

Flexpoint Overage Fund IV-B, L.P.(a),(b)	03/31/2024	(c)	3,673,390	3,582,020	0.1%

Francisco Partners Agility A, L.P.(b)	06/30/2025	(c)	8,267,693	8,103,476	0.1%

Francisco Partners III, L.P.(a)	01/05/2015	(c)	87,113	53,018	0.0%

Francisco Partners IV-A, L.P.(a),(b)	06/30/2025	(c)	6,937,258	7,171,761	0.1%

Francisco Partners V-A, L.P.(b)	06/30/2025	(c)	13,348,482	14,053,625	0.2%

Francisco Partners VI-B, L.P.(a),(b)	01/02/2024	(c)	7,001,653	9,986,268	0.2%

FSN Capital VI L.P. (Denmark)(a),(b)	03/31/2024	(c)	12,910,033	14,938,033	0.2%

Fund IX Offshore Overage Program II(a),(b)	12/31/2024	(c)	6,962,393	7,561,852	0.1%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)

Secondary Private Investment Funds (continued)

General Catalyst Group VI, L.P.(a),(b)	06/30/2025	(c)	$19,896,189	$39,750,529	0.6%

General Catalyst Group VIII Supplemental, L.P.(a),(b)	06/30/2025	(c)	1,919,554	2,366,459	0.0%

General Catalyst Group VIII, L.P.(a),(b)	06/30/2025	(c)	18,244,120	21,621,361	0.4%

Genstar Capital Partners X L.P.(b)	12/29/2023	(c)	3,732,025	4,221,634	0.1%

GENUI II GmbH & Co. geschl. InvKG (Germany)(a),(b)	10/01/2024	(c)	6,096,785	4,783,100	0.1%

GHO Capital Vanquish LP (United Kingdom)(a),(b)	05/22/2023	(c)	40,249,356	42,268,176	0.7%

GIP Aquarius Fund, SCSp (Brazil)(a),(b)	10/19/2021	(c)	11,330,454	15,265,164	0.2%

GLOBAL INFRASTRUCTURE PARTNERS II-C, L.P. (United Kingdom)(b)	12/30/2022	(c)	4,469,307	1,629,821	0.0%

GLOBAL INFRASTRUCTURE PARTNERS III-C, L.P.(b)	12/30/2022	(c)	1,206,357	1,313,574	0.0%

Graham Partners OptConnect Continuation Fund Parallel, L.P(a),(b)	12/20/2022	(c)	31,618,200	40,816,828	0.7%

Great Hill Equity Partners V, L.P.(a),(b)	06/30/2025	(c)	4,762,357	5,143,391	0.1%

Great Hill Equity Partners VI, L.P.(a),(e)	06/30/2025	(c)	14,512,071	14,632,345	0.2%

Great Hill Equity Partners VII, L.P.(a),(e)	06/30/2025	(c)	13,547,527	13,450,826	0.2%

Greenbriar Equity Fund III, L.P.(e)	03/31/2021	(c)	1,292,460	606,291	0.0%

Gryphon Partners VI-A, L.P.(a),(b)	12/29/2023	(c)	10,380,454	13,205,027	0.2%

GSP 2.0, L.P.(e)	09/30/2024	(c)	2,557,098	4,138,726	0.1%

GSP 3.0 Fund, L.P.(a),(e)	09/30/2024	(c)	4,162,909	4,820,806	0.1%

Hellman & Friedman Capital Partners VII, L.P.(a)	10/01/2019	(c)	794,730	49,329	0.0%

Hellman & Friedman Capital Partners X (Parallel), L.P.(b)	09/27/2024	(c)	38,059,727	38,785,166	0.6%

Hg Saturn 2 B LP (United Kingdom)(a),(b)	01/02/2024	(c)	5,095,247	7,298,803	0.1%

Hosen FCV I, L.P. (Australia)(a),(b)	04/13/2022	(c)	23,039,243	37,359,528	0.6%

Housatonic Equity Investors V, L.P.(e)	04/07/2022	(c)	1,247,320	1,766,297	0.0%

Housatonic Equity Investors VI, L.P.(a),(e)	04/07/2022	(c)	7,751,048	10,501,620	0.2%

Icon Partners III, L.P.(a)	05/10/2021	(c)	8,772,132	9,147	0.0%

Icon Partners IV, L.P.(a)	05/24/2021	(c)	16,369,528	18,823,869	0.3%

Idinvest Growth Secondary SLP (France)(a)	05/21/2020	(c)	1,717,153	3,464,549	0.1%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)

Secondary Private Investment Funds (continued)

IK SC Strategic Opportunities I SCSp (Netherlands)(a),(b)	04/18/2024	(c)	$17,299,440	$25,217,141	0.4%

IK Small Cap II Fund No. 2 SCSp (Luxembourg)(a),(b)	09/30/2025	(c)	1,386,574	1,711,930	0.0%

IK VIII No. 3 LP (United Kingdom)(a),(b)	09/30/2025	(c)	3,730,781	3,931,156	0.1%

Industrial Opportunity Partners II, L.P.(a),(b)	04/01/2022	(c)	92,684	267,146	0.0%

Industrial Opportunity Partners III, L.P.(a),(b)	04/01/2022	(c)	6,790,949	8,447,765	0.1%

Industrial Opportunity Partners IV, L.P.(a),(b)	05/06/2022	(c)	2,217,903	2,453,522	0.0%

Insight Partners Fund XI Follow-On Fund, L.P.(a),(b)	06/30/2025	(c)	1,656,941	2,198,415	0.0%

Insight Partners XII Buyout Annex Fund, L.P.(a),(e)	06/30/2025	(c)	3,019,458	3,638,191	0.1%

Insight Partners XII, L.P.(a),(e)	06/30/2025	(c)	13,963,657	17,696,827	0.3%

Insight Venture Partners Coinvestment Fund II, L.P.(a),(b)	06/30/2025	(c)	3,131,547	3,826,769	0.1%

Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.(e)	06/30/2025	(c)	3,225,499	2,136,494	0.0%

Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.(e)	03/31/2023	(c)	19,947,827	11,172,108	0.2%

Insight Venture Partners IX, L.P.(e)	03/31/2023	(c)	21,224,088	23,463,036	0.4%

Insight Venture Partners IX, L.P.(e)	06/30/2025	(c)	13,308,035	13,465,423	0.2%

Insight Venture Partners IX, L.P.	01/02/2020	(c)	4,043,820	4,199,451	0.1%

Insight Venture Partners VII, L.P.(a),(b)	06/30/2025	(c)	1,185,268	1,447,562	0.0%

Insight Venture Partners VIII, L.P.(a),(e)	06/30/2025	(c)	5,015,121	6,120,333	0.1%

Insight Venture Partners X, L.P.(b)	03/31/2023	(c)	24,100,521	36,994,451	0.6%

Insight Venture Partners X, L.P.(a),(e)	06/30/2025	(c)	17,817,149	21,069,909	0.3%

Insight Venture Partners XI, L.P.(e)	06/30/2025	(c)	31,693,578	36,446,957	0.6%

Insight Venture Partners XI, L.P.(e)	03/31/2023	(c)	18,329,519	29,636,865	0.5%

Insight Ventures Partners (Cayman) X, L.P.(a),(b)	01/04/2022	(c)	14,334,150	11,740,399	0.2%

JLL PARTNERS FUND VII SECONDARY (A-SQ), L.P.(a),(b)	04/30/2025	(c)	10,112,764	10,103,775	0.2%

JLL Partners Fund VII, L.P.(b)	10/01/2024	(c)	22,360,825	8,744,172	0.1%

JLL Partners Fund VIII Secondary (SV), L.P.(a),(b)	02/26/2025	(c)	45,066,240	45,384,640	0.7%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)

Secondary Private Investment Funds (continued)

John Hancock Infra Fund I, L.P.(b)	01/31/2024	(c)	$25,753,087	$34,832,972	0.6%

K4 Private Investors, L.P.(a),(b)	10/01/2024	(c)	5,576,521	7,182,925	0.1%

Kedaara Capital Fund II LLP (India)(a),(b)	09/19/2025	(c)	22,056,883	22,122,040	0.4%

KKR Americas Fund XII L.P.(b)	09/30/2024	(c)	11,376,027	13,771,864	0.2%

KKR Mezzanine Partners I L.P.(a),(b)	04/07/2022	(c)	100,499	76,653	0.0%

L Catterton Asia 3 LP (People’s Republic of China)(a),(b)	09/30/2024	(c)	8,017,433	7,780,586	0.1%

LEP Opportunities I, L.P.(a)	06/30/2021	(c)	13,108,559	19,528,568	0.3%

Linden Opportunities Fund, L.P.(a),(b)	09/01/2022	(c)	25,523,366	29,488,854	0.5%

Lindsay Goldberg - Attain, L.P.(a),(b)	12/02/2024	(c)	35,559,100	44,915,790	0.7%

LORIENT PEREGRINE INVESTMENT, LP(a),(b)	11/25/2022	(c)	20,151,943	20,006,330	0.3%

Madison Dearborn Capital Partners VII-C, L.P.(b)	01/01/2025	(c)	5,898,748	5,803,720	0.1%

Marwyn Value Investors II L.P. (Spain)(a),(b)	04/01/2022	(c)	711,247	1,743,728	0.0%

MC Private Equity Partners I-A LP(e)	03/31/2021	(c)	3,825,201	2,646,995	0.0%

Medicxi Secondary I, L.P. (United Kingdom)(a)	09/21/2020	(c)	4,328,622	9,828,496	0.2%

MIC Capital Partners III Parallel (Cayman) LP	04/14/2021	(c)	4,014,604	4,322,319	0.1%

MVI II Co-Invest LP (Spain)(a),(b)	04/01/2022	(c)	289,571	605,262	0.0%

Nordic Capital CF1 Alpha, L.P. (Norway)(a)	03/11/2022	(c)	21,490,115	25,186,132	0.4%

North Haven Capital Partners CV-A LP(a),(b)	11/15/2021	(c)	10,700,185	20,498,454	0.3%

North Haven Capital Partners W50 CV LP(a),(b)	03/21/2024	(c)	61,740,000	69,973,358	1.1%

Oakley Capital Guinness B1 SCSp (Germany)(a),(b)	06/09/2023	(c)	39,862,904	65,291,893	1.1%

Oaktree Special Situations Fund, L.P.(a),(e)	04/07/2022	(c)	979,687	1,021,109	0.0%

One Equity Partners VI, L.P.(a),(b)	04/08/2022	(c)	901,844	1,250,971	0.0%

PAI Europe VII-1 S.L.P. & PAI Europe VII-1 SCSp (France)(a),(b)	09/30/2025	(c)	9,324,140	10,987,110	0.2%

PAI Strategic Partnerships SCSp (United Kingdom)(a)	12/10/2019	(c)	4,933,846	11,402,590	0.2%

Pegasus Partners V, L.P.(a),(b)	10/01/2024	(c)	2,831,004	3,390,010	0.1%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)

Secondary Private Investment Funds (continued)

Pegasus WSJLL Fund, L.P.(a),(b)	12/14/2021	(c)	$19,416,553	$22,359,114	0.4%

Pennantpark Senior Credit Fund Cayman Levered Feeder, LP	06/29/2021	(c)	9,651,497	9,068,210	0.2%

Platinum Equity Imola Co-Investors Holdings, L.P.(b)	03/31/2024	(c)	2,807,276	2,696,186	0.0%

Portobello Capital Fondo IV, FCR (Spain)(a),(b)	12/29/2023	(c)	4,396,816	8,330,537	0.1%

Portobello Fondo III, FCR (Spain)(a),(b)	12/29/2023	(c)	4,487,404	6,632,482	0.1%

Providence Equity Partners (Docente) S.C.SP. (Luxembourg)(a),(b)	06/25/2025	(c)	16,440,658	16,616,179	0.3%

Providence Equity Partners VI, L.P.(a)	12/31/2014	(c)	94,579	2,247	0.0%

PSC III G, L.P. (United Kingdom)(a),(b)	04/04/2022	(c)	5,403,799	6,105,705	0.1%

RL Co-investor Aggregator L.P.(a),(b)	05/16/2022	(c)	12,466,581	10,075,069	0.2%

Roark Capital Partners CF LP(b)	08/26/2022	(c)	19,170,277	31,242,017	0.5%

Roark Capital Partners III LP(b)	04/26/2024	(c)	11,379,580	12,881,166	0.2%

Roark Capital Partners IV LP(e)	04/26/2024	(c)	16,039,263	20,330,216	0.3%

RREF I SPV, L.P.(b)	05/13/2022	(c)	2,388,123	6,875,925	0.1%

Samson Brunello 2, L.P.	02/19/2021	(c)	96,157	262,906	0.0%

Samson Hockey 2, L.P.(a)	12/23/2020	(c)	100,455	224,372	0.0%

Samson Shield 2, L.P.(a)	12/23/2020	(c)	445,992	711,178	0.0%

SGP II CF Feeder, L.P.(a),(b)	08/12/2022	(c)	22,227,356	33,405,855	0.5%

Silver Lake Partners V, L.P.(a),(b)	01/04/2022	(c)	15,730,229	12,911,918	0.2%

Silver Lake Partners V, L.P.(a),(b)	09/30/2024	(c)	8,467,369	10,639,451	0.2%

Silver Oak Services Fund IV, L.P.(a),(e)	04/07/2022	(c)	5,913,619	6,729,886	0.1%

Siris Partners II, L.P.(a),(b)	04/01/2022	(c)	442,218	10,430	0.0%

Siris Partners III, L.P.(a),(b)	04/07/2022	(c)	5,924,008	2,570,671	0.0%

Siris Partners III, L.P.(a),(b)	04/01/2022	(c)	2,186,492	963,996	0.0%

Siris Partners IV, L.P.(a),(b)	04/01/2022	(c)	3,231,711	2,986,647	0.1%

Soho Square Partnership Capital Feeder Fund I S.C.Sp. (United Kingdom)(a),(b)	09/01/2021	(c)	4,677,059	10,337,065	0.2%

Solace Capital Special Situations Fund, L.P.(a),(b)	08/06/2021	(c)	8,829,195	14,324,189	0.2%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)

Secondary Private Investment Funds (continued)

Summit Partners Growth Equity Fund IX-A, L.P.(e)	10/01/2024	(c)	$11,145,274	$12,232,966	0.2%

Tailwind Capital Partners III (Cayman), L.P.(a),(b)	06/30/2025	(c)	12,063,840	14,551,818	0.2%

Tene GPL Limited Partnership (Israel)(a)	06/23/2021	(c)	8,649,185	35,088,095	0.6%

The Baring Asia Private Equity Fund V, LP (Canada)(a),(b)	12/31/2024	(c)	1,111,998	649,428	0.0%

The Huron Fund V, LP(a),(b)	03/31/2024	(c)	6,656,358	6,500,161	0.1%

The Veritas Capital Fund VIII, L.P.(a),(b)	12/31/2024	(c)	24,267,293	26,902,191	0.4%

Thomas H. Lee Equity Fund VIII, L.P.(e)	04/01/2022	(c)	111,774	97,165	0.0%

TiaraMed LP (Romania)(a),(b)	10/15/2021	(c)	10,072,123	20,441,265	0.3%

TowerBrook Investors IV (892), L.P.(b)	01/02/2024	(c)	12,355,805	5,513,116	0.1%

TowerBrook Investors V (892), L.P.(b)	12/29/2023	(c)	11,242,327	14,958,263	0.2%

TPG Asia V, L.P.(a),(b)	01/12/2022	(c)	360,939	221,438	0.0%

TPG Asia VI, L.P.(b)	01/12/2022	(c)	4,140,261	2,172,104	0.0%

TPG Growth Gator GenPar II, L.P.(a)	12/23/2019	(c)	2,267,559	3,194,339	0.1%

TPG Partners V, L.P.(a)	10/31/2015	(c)	34,168	0	0.0%

TPG Partners VI, L.P.(e)	01/12/2022	(c)	52,174	112,419	0.0%

TPG Partners VI, L.P.	10/31/2015	(c)	349,347	11,609	0.0%

TPG Partners VII, L.P.(a),(e)	01/12/2022	(c)	2,761,945	906,017	0.0%

TPG Partners VIII, L.P	01/12/2022	(c)	5,117,910	5,765,928	0.1%

Trilantic Capital Partners VI Parallel (North America) L.P.(b)	03/31/2024	(c)	6,696,876	7,445,216	0.1%

Triton Fund III, L.P. France(a),(b)	03/28/2024	(c)	299,511	0	0.0%

Triton Fund IV, L.P. (Germany)(a),(b)	03/28/2024	(c)	14,582,379	34,579,099	0.6%

Triton Fund V, L.P. (Germany)(a),(b)	03/28/2024	(c)	40,259,840	51,245,728	0.8%

VEPF IV Co-Invest 1A, L.P.(a),(b)	09/30/2024	(c)	16,812,076	31,186,610	0.5%

VEPF IV Co-Invest 2-A, L.P.(a),(b)	09/30/2024	(c)	5,567,513	6,263,780	0.1%

VEPF V Co-Invest 1-B, L.P.(a),(b)	09/30/2024	(c)	3,428,119	106,671	0.0%

VEPF V Co-Invest 2-B, L.P.(a),(b)	09/30/2024	(c)	1,568,414	2,291,121	0.0%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)

Secondary Private Investment Funds (continued)

Vista Equity Endeavor Fund III, L.P. (Lead)(a),(b)	08/30/2025	(c)	$0	$33,147	0.0%

Vista Equity Partners Fund III (Parallel), L.P.(a),(b)	09/30/2024	(c)	212,983	18,384	0.0%

Vista Equity Partners Fund IV (Parallel), L.P.(a),(b)	09/30/2024	(c)	19,046,526	26,489,030	0.4%

Vista Equity Partners Fund VI-A, L.P.(a),(b)	09/30/2024	(c)	7,300,823	6,557,175	0.1%

Vista Equity Partners Fund VI-A, L.P.(a),(b)	09/30/2024	(c)	1,515,203	2,199,418	0.0%

Vista Equity Partners Fund VII(a),(b)	12/31/2024	(c)	28,751,604	28,379,245	0.5%

Vista Foundation Fund I (Parallel), L.P.(a),(b)	09/30/2024	(c)	191,155	0	0.0%

Vista Foundation Fund II-A, L.P.(a),(b)	09/30/2024	(c)	1,103,639	1,389,393	0.0%

Vista Foundation Fund V-A, L.P.(a),(b)	08/27/2025	(c)	2,504,485	2,478,554	0.0%

Warburg Pincus Private Equity XII, L.P.(b)	09/30/2021	(c)	4,409,478	3,107,324	0.1%

Warburg Pincus Private Equity XII, L.P.(a),(e)	01/12/2022	(c)	3,515,100	2,642,982	0.0%

Warburg Pincus XII, L.P.(a),(e)	12/30/2024	(c)	11,316,462	13,113,794	0.2%

Water Street Orion Fund Parallel, L.P.(a),(b)	10/13/2021	(c)	18,139,640	22,907,309	0.4%

Webster IV, L.P.(a),(b)	06/30/2025	(c)	8,667,229	11,740,305	0.2%

West Street Global Infrastructure Partners III, L.P.(a),(e)	04/21/2022	(c)	9,525,972	8,849,843	0.1%

West Street Infrastructure Partners IV (GSIP)(a),(e)	09/08/2022	(c)	1,472,023	1,801,884	0.0%

Wynnchurch Capital Partners V, L.P.(a),(b)	12/29/2023	(c)	5,921,628	7,586,222	0.1%

Total Secondary Private Investment Funds			2,367,371,802	2,936,263,977	47.1%

Options (2)

Circle Internet Group, Inc (CRCL_Jan26) (Strike price: $89.5345)(a)	07/10/2025	67,710	754,967	376,822	0.0%

Circle Internet Group, Inc (CRCL_Jan27) (Strike price: $89.5345)(a)	07/10/2025	67,710	1,846,452	1,121,994	0.1%

Circle Internet Group, Inc (CRCL_Jun26) (Strike price: $89.5345)(a)	07/10/2025	67,710	1,331,179	756,251	0.0%

Circle Internet Group, Inc (CRCL_Mar26) (Strike price: $89.5345)(a)	07/10/2025	67,710	1,014,296	552,197	0.0%

Total Options			4,946,894	2,807,264	0.1%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)

Common stock

Samsara Inc-CL A(b)		31,451	$1,241,685	$1,171,550	0.0%

Short-Term Investments

Other Investment Companies

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.09%(3)		783,282,671	783,282,671	783,282,671	12.6%

Total Investments			5,153,623,229	6,344,131,593	101.8%

Other Assets, less Liabilities				(110,110,409)	(1.8%)

Net Assets				$6,234,021,184	100.0%

(a)	Non-income producing.

(b)	Investment is held by AMG Pantheon Lead Fund, LLC (the “Lead Fund”), a wholly-owned subsidiary of AMG Pantheon Master Fund, LLC (the “Master Fund”).

(c)	Investment does not issue shares.

(d)	The investment’s value was determined using significant unobservable inputs.

(e)	Investment is held by AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”), a wholly-owned subsidiary of the Master Fund.

(1)	The percentages of net assets presented within the Consolidated Schedule of Investments are rounded to one decimal. Therefore, investments shown as 0.0% are less than 0.05% of net assets.

(2)	See Note 10 for Options disclosures.

(3)	Yield shown represents the September 30, 2025, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

The country allocation in the Consolidated Schedule of Investments at September 30, 2025, was as follows:

Country	% of Total Investments

Australia	1.1

Belgium	0.3

Brazil	0.2

Canada	1.0

Denmark	0.3

Finland	0.4

France	1.5

Germany	5.1

India	0.4

Ireland	0.5

Israel	0.7

Italy	0.7

Luxembourg	3.3

Netherlands	1.4

Norway	0.8

People’s Republic of China	1.0

Romania	0.3

Spain	0.6

Sweden	2.9

Switzerland	0.5

United Kingdom	5.1

United States of America	71.9

100.0

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

The following table summarizes the inputs used to value the Master Fund’s investments by the fair value hierarchy levels as of September 30, 2025:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments

Co-Investments	–	–	$310,195,593	$1,867,426,597	$2,177,622,190

Primary Private Investment Funds	–	–	11,287,660	431,696,281	442,983,941

Secondary Private Investment Funds	–	–	–	2,936,263,977	2,936,263,977

Options	–	$2,807,264	–	–	2,807,264

Common stock	$1,171,550	–	–	–	1,171,550

Short-Term Investments

–	783,282,671	–	–	–	783,282,671

Total Investments	$784,454,221	$2,807,264	$321,483,253	$5,235,386,855	$6,344,131,593

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Co-Investments	Primary Private Investment Funds	Secondary Private Investment Funds	Total
Balance as of March 31, 2025	$274,401,910	$10,307,984	$–	$284,709,894

Purchases	366,618	123,570	–	490,188

Sales & Distributions	(358,618)	(496,164)	–	(854,782)

Transfers into Level 3	–	–	–	–

Transfers out of Level 3	–	–	–	–

Net realized gain	72,103	172,329	–	244,432

Net change in unrealized appreciation/depreciation	35,713,580	1,179,941	–	36,893,521

Balance as of September 30, 2025	$310,195,593	$11,287,660	$–	$321,483,253

Net change in unrealized appreciation/depreciation on investments held at September 30, 2025	$35,713,580	$1,179,941	$–	$36,893,521

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of September 30, 2025. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of September 30, 2025	Valuation Technique(s)	Unobservable Input(s)	Range	Average	Impact to Valuation from an Increase in Input (a)

Co-Investments	$11,436,054	Recent Round of Financing/Option Pricing Model	Recent Round of Financing/ Expected Sale	N/A	N/A	Increase

			Term	2.75-3.50	3.32	Decrease

			Volatility	50.0%-60.0%	56.22%	Decrease

Co-Investments	12,098,655	Market Comparables	Public Company Multiples: Revenue	5.25x-12.50x	11.73x	Increase

	266,604,049		EBITDA	8.25x-16.75x	14.47x	Increase

Co-Investments	878,577	Guideline Transaction Multiples	Revenue	10.14x-10.14x	10.14x	Increase

	3,222,929		EBIITDA	6.15x-6.15x	6.15x	Increase

Co-Investments	15,955,329	Discounted Cash Flows	Discount Rate	9.0%-16.25%	13.65%	Decrease

			Terminal Value	16.50x-17.00x	16.55x	Increase

			Terminal Growth Rate	8.85%-8.85%	8.85%	Increase

Primary Private Investment Funds	11,287,660	Discounted Cash Flows	Discount Rate	9.0%-9.0%	9.0%	Decrease

Total	$321,483,253

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

EBITDA  Earnings before interest, taxes, depreciation and amortization

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Statement of Assets and Liabilities

September 30, 2025 (unaudited)

Assets:

Investments at value***	$ 6,344,131,593

Cash, including foreign cash of $11,596,782 (cost $11,462,943)	11,877,280

Dividend receivables	2,855,247

Prepaid expenses and other assets	1,894,956

Total Assets	6,360,759,076

Liabilities

Payable for investments purchased	93,258,001

Deferred income tax liability	25,589,624

Current income tax liability	1,376,646

Accrued expenses:

Investment advisory and management fees	3,587,867

Administrative fees	1,025,688

Professional fees	1,323,872

Other	576,194

Total Liabilities	126,737,892

Commitments and contingencies (see Note 3 & 7)

Net Assets	$ 6,234,021,184

Net Assets Represent:

Paid-in capital	$ 4,930,083,116

Distributable earnings	1,303,938,068

Net Assets	$ 6,234,021,184

*** Investments at cost	$5,153,623,229

Units outstanding	222,906,135

Net asset value, offering and redemption price per Unit	$27.97

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Statement of Operations

For the six months ended September 30, 2025 (unaudited)

Investment Income:
Dividend income (net of withholding tax $876,747)	$ 40,303,935
Other income	27,074

Total investment income	40,331,009

Expenses:
Investment advisory and management fees	36,449,731
Administrative fees	10,414,209
Credit facility fees	4,862,722
Professional fees	1,621,494
Custody fees	973,746
Directors fees and expenses	72,490
Reports to Investors	28,348
Transfer agent fees	1,795
Miscellaneous expenses	19,100

Total expenses before offsets	54,443,635

Fee waivers	(20,409,838)
Net expenses	34,033,797

Net investment income	6,297,212

Net Realized and Unrealized Gain (Loss):
Capital gain distributions received	104,598,837
Net realized loss on investments	(137,450)
Net realized gain from foreign currency transactions	861,349
Current income tax benefit	943,648
Net change in unrealized appreciation/depreciation of investments	319,010,616
Net change in unrealized appreciation/depreciation of foreign currency translations	130,000
Deferred income tax expense	(5,736,653)

Net realized and unrealized gain	419,670,347

Net increase in net assets resulting from operations	$ 425,967,559

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Statement of Changes in Net Assets

For the six months ended September 30, 2025 (unaudited) and the fiscal year ended March 31, 2025

	Six months ended September 30, 2025 (unaudited)	For the fiscal year ended March 31, 2025

Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$ 6,297,212	$ 5,224,213
Capital gain distributions received	106,266,384	104,194,230
Net change in unrealized appreciation/depreciation of investments (net of tax)	313,403,963	278,924,133

Net increase in net assets resulting from operations	425,967,559	388,342,576

Distributions to Investors:	–	(44,325,119)

Capital Unit Transactions:[1]
Net increase from capital Unit transactions	695,654,479	1,507,901,005

Total increase in net assets	1,121,622,038	1,851,918,462

Net Assets:
Beginning of period	5,112,399,146	3,260,480,684

End of period	$ 6,234,021,184	$ 5,112,399,146

[1]	See Note 1(g) of the Notes to consolidated Financial Statements.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Statement of Cash Flows

For the six months ended September 30, 2025 (unaudited)

Cash Flows from Operating Activities:

Net increase in net assets resulting from operations	$ 425,967,559

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:

Capital gain distributions received	(104,461,387)

Net change in unrealized appreciation/depreciation from investments	(319,010,616)

Decrease in dividend receivable	33,051

Increase in prepaid expenses and other assets	(755,490)

Decrease in current income tax liability	(3,163,802)

Increase in deferred income tax liability	5,736,653

Increase in investment advisory and management fees payable	693,088

Increase in administrative fees payable	198,025

Decrease in professional fees payable	(332,336)

Decrease in other accrued expenses	(112,755)

Purchases of investments, net of payable for investments purchased	(873,770,037)

Distributions from investments, net of change in distribution receivable	174,471,086

Net purchases of short-term investments	6,522,302

Net cash used in operating activities	(687,984,659)

Cash Flows from Financing Activities:

Proceeds from capital Unit transactions	695,654,479

Net cash provided by financing activities	695,654,479

Net increase in cash	7,669,820

Cash at beginning of period	4,207,460

Cash at end of period[1]	$ 11,877,280

Taxes:

Taxes paid	$ 2,170,964

[1]	Balance includes cash and cash denominated in foreign currencies of $280,498 and $11,596,782, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Financial Highlights

For the Unit outstanding throughout each fiscal period

	For the six months ended September 30, 2025		For the fiscal years ended March 31,
	(unaudited)	2025	2024	2023	2022	2021

Net Asset Value, Beginning of the Period	$25.97	$23.82	$21.38	$20.43	$17.93	$13.34

Income (Loss) from Investment Operations:

Net investment income (loss)[1,2]	0.03	0.03	0.06	(0.13)	0.12	(0.09)

Net realized and unrealized gain from investments	1.97	2.37	2.55	1.47	3.19	4.85

Total from investment operations	2.00	2.40	2.61	1.34	3.31	4.76

Less Distributions to Investors from:

Net realized gain on investments	–	(0.25)	(0.17)	(0.39)	(0.81)	(0.17)

Total distributions to unitholders	–	(0.25)	(0.17)	(0.39)	(0.81)	(0.17)

Net Asset Value, End of Period	$27.97	$25.97	$23.82	$21.38	$20.43	$17.93

Total Return[1]	7.70%[3]	10.05%	12.22%	6.69%	18.81%	35.90%

Ratio/Supplemental Data:

Ratio of net expenses to average net assets	1.24%[4,5]	1.47%[5]	1.32%[5]	2.05%[5]	1.79%[5]	1.98%[5,6]

Ratio of gross expenses to average net assets[7]	1.94%[4,5]	2.14%[5]	1.91%[5]	2.59%[5]	2.01%[5]	1.98%[5,6]

Ratio of net investment income (loss) to average net assets[1]	0.23%[4]	0.02%	0.22%	(0.65%)	0.63%	(0.56%)

Portfolio turnover rate	5%	6%	3%	5%	14%	0%

Net assets, end of period (in thousands)	$6,234,021	$5,112,399	$3,260,481	$1,889,885	$1,073,453	$407,138

[1]	Total return and net investment income (loss) would have been lower had certain expenses not been offset.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Not annualized.

[4]	Annualized.

[5]

Ratio includes the deferred income tax expense related to the unrealized gain or loss from the Corporate Subsidiary. The ratio of net expenses to average net assets excluding the deferred income tax expense would have been 1.14%, 1.30%, 1.23%, 1.52%, 1.56% and 1.56% for the six months ended September 30, 2025 and the years ended March 31, 2025, March 31, 2024, March 31, 2023, March 31, 2022 and March 31, 2021, respectively. The ratio of gross expenses to average net assets excluding the deferred income tax expense would have been 1.84%, 1.97%, 1.82%, 2.06%, 1.78% and 1.56% for the six months ended September 30, 2025 and the years ended March 31, 2025, March 31, 2024, March 31, 2023, March 31, 2022 and March 31, 2021, respectively.

[6]	Such ratio includes recoupment of waived/reimbursed fees from prior periods amounting to 0.21% for the fiscal year ended March 31, 2021.

[7]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense recoupments and non-reimbursable expenses, if any, such as interest and taxes.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements

September 30, 2025

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Pantheon Master Fund, LLC (the “Master Fund”) is organized as a Delaware limited liability company and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund’s investment objective is to seek long-term capital appreciation. The Master Fund expects to invest primarily in private investments, including primary and secondary investments in private equity, infrastructure, and other private asset funds (“Investment Funds”) and co-investments in portfolio companies.

The Master Fund offers a single class of units (“Units”) to “accredited investors” (as defined in Regulation D under the Securities Act of 1933, as amended (the “Securities Act”)) (the “Investors”), which may be purchased as of the first business day of each month at the Master Fund’s net asset value (“NAV”) per Unit. The Master Fund may, from time to time, offer to repurchase Units pursuant to written tenders by the Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Master Fund’s Board of Directors (the “Board” or the “Directors”).

BASIS OF CONSOLIDATION: The accompanying consolidated financial statements of the Master Fund include the accounts of AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”) and AMG Pantheon Lead Fund, LLC (the “Lead Fund”) (each a “Subsidiary” and together, the “Subsidiaries”), which are wholly-owned subsidiaries of the Master Fund and are organized as Delaware limited liability companies. The Subsidiaries have the same investment objectives and strategies as the Master Fund, and like the Master Fund are managed by Pantheon Ventures (US) LP (the “Investment Manager”). The Master Fund may invest up to 25% of its total assets in the Corporate Subsidiary and the Corporate Subsidiary permits the Master Fund to pursue its investment objective and strategies in a potentially tax-efficient manner and to satisfy regulated investment company tax requirements. The Master Fund may also invest a portion of its assets in the Lead Fund. The Lead Fund was organized for the purpose of facilitating the Master Fund’s use of a revolving credit facility. Intercompany accounts and transactions have been eliminated. As of September 30, 2025, the Corporate Subsidiary holds investments in the amount of $489,653,294. The net assets of the Corporate Subsidiary were $546,552,317 which is 8.77% of the Master Fund’s consolidated net assets. As of September 30, 2025, the Lead Fund holds investments in the amount of $4,416,679,636, which is inclusive of $93,258,001 related to a payable for investments purchased. The net assets of the Lead Fund were $4,394,332,976, which is 70.49% of the Master Fund’s consolidated net assets.

The Master Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

such differences could be material. The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its consolidated financial statements:

a.

VALUATION OF INVESTMENTS: The Master Fund’s portfolio investments are generally valued based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Investment Manager as the Master Fund’s Valuation Designee to perform the Master Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the- counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services. Options are priced using a broker quote.

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day NAV per share.

For direct investments and certain co-investments in portfolio companies, the Master Fund primarily uses the market or income approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

Investment Funds and certain co-investments are generally based on the valuations provided by the general partners or managers of underlying fund investments as of the date investments are valued. If a valuation provided by general partners or managers of the underlying fund investments is not available as of the date investments are valued, the Master Fund will value the Investment Fund or co-investment using the latest valuation provided by the general partners or managers of the underlying fund investments adjusted

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

for transaction and market activity, if applicable. Additionally, the Master Fund may utilize independent valuation firms to provide third-party valuation consulting services. The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial reports or statements of the respective Investment Fund. The Valuation Committee of the Investment Manager reviews the capital account balances and may adjust the value of each Master Fund investment.

The values assigned to investments that are fair valued are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with monthly reports summarizing fair value activity and quarterly reports summarizing fair value activity, material fair value matters that occurred during the quarter and outstanding securities fair valued by the Master Fund. Additionally, the Board is presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Master Fund’s investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, options contracts, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Master Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b.

SECURITY TRANSACTIONS: Security transactions are recorded as of the date the Master Fund obtained a right to demand the securities purchased or to collect the proceeds of sales, and incurred an obligation to pay the price of the securities purchased or to deliver the securities sold, respectively (i.e. trade/effective date). Trade/effective date will be the date the Master Fund is legally committed to a security transaction and all significant contingencies, including all necessary approvals, are satisfied. Realized gains and losses on securities sold are determined on the basis of identified cost. The payable for investments purchased for security transactions with an original deferral period of over one year, referred to as deferred payments, are reflected at net present value. Monies paid by the Master Fund in advance of the closing date of a private equity investment are held in escrow until the investment’s closing date and are reflected in the Consolidated Statement of Assets and Liabilities as Investment Funds paid in advance.

c.

INVESTMENT INCOME AND EXPENSES: Dividend income is recorded on the ex- dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions from Investment Funds and co-investments occur at irregular intervals and the exact timing of distribution from the Investment Funds and co-investments cannot be determined. The classification of income received from the Investment Funds and co- investments are based on the investment distribution notices received from the investment’s general partner or investment manager. Expenses are recorded on an accrual basis. The difference between the contractual payable amount and the net present value of a deferred payment is accreted over its deferral period. The accretion increases the payable for investments purchased and is recognized as “deferred payment interest expense” in the Consolidated Statement of Operations, if any.

d.

DIVIDENDS AND DISTRIBUTIONS: The Master Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually as described in the Master Fund’s registration statement.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

Distributions to Investors are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences, including book tax differences relating to Investors’ distributions, are reclassified among capital accounts in the consolidated financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. As of September 30, 2025, the Master Fund’s tax year end, the Master Fund had permanent differences relating to the tax treatment of its investments in the Corporate Subsidiary, certain investment partnerships and the write-off of net operating losses. The Master Fund had temporary differences relating to organization costs, differences between book and tax treatment of investments in certain investment partnerships, passive foreign investment companies, disallowed interest expenses and qualified late year ordinary loss deferrals.

Permanent differences resulted in the following reclassifications between distributable earnings and paid-in capital:

Distributable Earnings	Paid-In Capital
$ (52,490,276)	$ 52,490,276

The tax character of distributions paid during the tax years ended September 30, 2025 and September 30, 2024 was as follows:

Distributions paid from:	2025	2024
Ordinary income	$ –	$ –
Long-term capital gains	44,325,119	20,407,958

Total	$ 44,325,119	$ 20,407,958

On December 31, 2024, the Master Fund paid a long-term capital gains distribution in the amount of $44,325,119.

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed long-term capital gains	$ 34,040,378

Late year ordinary loss deferral	$ 11,000,517

Other temporary differences	$ 123,769

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

Based on the approximate cost of investments for federal income tax purposes at September 30, 2025, of $5,045,783,584, the Master Fund’s aggregate gross unrealized appreciation and depreciation were $1,364,839,882 and $(9,586,994) respectively, resulting in net unrealized appreciation of $1,355,252,888.

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following tax year. The Master Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each tax year. For the tax year ended September 30, 2025, the Master Fund elected to defer an ordinary late-year loss of $11,000,517.

e.

FEDERAL TAXES: The Master Fund qualifies as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “IRC” or the “Code”), and to distribute substantially all of its taxable income and gains to its Investors and to meet certain diversification and income requirements with respect to investment companies. The Master Fund’s tax year end is September 30. The Investment Manager has analyzed the Master Fund’s tax positions as of September 30, 2025, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Master Fund’s consolidated financial statements specific to the Master Fund. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The consolidated financial statements include the Corporate Subsidiary wholly owned by the Master Fund for which a provision for corporate income taxes has been included below. If the Master Fund were to fail to meet the requirements of Subchapter M of the IRC to qualify as a regulated investment company, and if the Master Fund were ineligible to or otherwise were not to cure such failure, the Master Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to its Investors, and all distributions out of income and profits would be taxable to Investors as ordinary income. In addition, the Master Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment under Subchapter M of the IRC.

Additionally, based on the Master Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Master Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

The Lead Fund is a disregarded entity and therefore is not subject to U.S. income taxes. Additionally, the Master Fund’s investment in the Lead Fund, as a whole, is not limited to 25% of the Master Fund’s total assets for purposes of the asset diversification test under Subchapter M of the Code. As a wholly-owned subsidiary, the Lead Fund’s net income

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

and capital gains, if any, will be included each year in the Master Fund’s investment company taxable income and net capital gain.

The Corporate Subsidiary is subject to U.S. federal and state income taxes. This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards.

The Corporate Subsidiary recorded a provision for income tax expense (benefit) for the year ended September 30, 2025. This provision for income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):

	Current	Deferred	Total
US Federal Tax Expense(benefit) at 21%	$ 3,869,348	$ 3,155,936	$ 7,025,284

US State and Local Tax Expense (benefit), net of federal benefit at 4.83%	889,379	725,399	1,614,778

	$ 4,758,727	$ 3,881,335	$ 8,640,062

Components of the Corporate Subsidiary’s deferred tax assets and liabilities as of September 30, 2025 are as follows:

Deferred Tax Liabilities:

Unrealized appreciation/(depreciation) on investments	$ 11,306,145

Impact of outstanding temporary adjustments on partnerships	14,283,479

Total net deferred tax liability before valuation allowance	25,589,624

Net deferred tax liability	$ 25,589,624

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

Total income tax (current and deferred) is computed by applying the federal statutory income tax rate of 21% and estimated applicable state tax statutory rates (net of federal tax benefit) to net investment income and realized and unrealized gains/(losses) on investments before taxes for the year ended September 30, 2025 as follows:

Income tax expense at federal statutory rate of 21%	$ 7,369,668

State income tax expense, net of federal benefit at 4.83%(a)	1,693,936

Effect of permanent adjustments	(43,384)

Effect of change in state tax rates used on prior year’s deferred tax liability calculations	(353,404)

Other differences	(26,754)

Total income tax expense	$ 8,640,062

(a)	State taxes in New York made up the majority (greater than 50%) of the tax effect in this category.

The Corporate Subsidiary recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Corporate Subsidiary’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Corporate Subsidiary. The Corporate Subsidiary is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund paid the US Federal taxes of $2,170,964 and taxes to other US state and local jurisdictions

f.

RECENT ACCOUNTING UPDATE PRONOUNCEMENT: In December 2023, the Financial Accounting Standards Board Issued Accounting Standards Update (ASU) 2023 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. Management has evaluated and adopted the impact of these updates to the financial statements disclosures.

g.

CAPITAL LOSS CARRYOVERS AND DEFERRALS: As of September 30, 2025, the Master Fund had no capital loss carryovers for federal income tax purposes. Should the Master Fund incur net capital losses for the tax year ending September 30, 2026, such amounts may be used to offset future realized capital gains for an unlimited time period and retain their character as short-term and/or long-term.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

h.

CAPITAL STOCK: The Master Fund’s Limited Liability Company Agreement authorizes an issuance of an unlimited number of Units, without par value. The Master Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended September 30, 2025 (unaudited) and the fiscal year ended March 31, 2025, the Master Fund’s capital Unit transactions were as follows:

	September 30, 2025		March 31, 2025
	Units	Amount	Units	Amount
Proceeds from sale of Units	26,056,762	$ 695,654,479	58,268,519	$ 1,463,575,886
Reinvestment of dividends	–	–	1,686,007	44,325,119

Net increase	26,056,762	$ 695,654,479	59,954,526	$ 1,507,901,005

At September 30, 2025, one affiliated Investor of record, the Feeder Fund, owned 96% of the Master Fund’s net assets and one unaffiliated Investor owned 4% of the Master Fund’s net assets. Transactions by these Investors may have a material impact on the Master Fund.

i.

CASH AND CASH HELD IN ESCROW: Cash consists of monies held at The Bank of New York Mellon (the “Custodian” or “BNYM”). Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Master Fund’s Custodian. Cash held in escrow represents monies received in advance of the effective date of an Investor’s subscription. The monies are deposited with the Master Fund’s transfer agent, and will be released from escrow on the effective date of the subscription. There was no cash held in escrow at September 30, 2025.

j.

FOREIGN CURRENCY TRANSLATION: The books and records of the Master Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represents: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

The Master Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Each of the Master Fund, the Corporate Subsidiary, and the Lead Fund has entered into an investment management agreement with the Investment Manager, a limited partnership organized under the laws of the State of Delaware and registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Affiliated Managers Group, Inc. (“AMG”) indirectly owns a majority of the interests of the Investment Manager. Investment management fees are paid directly by each of the Master Fund and the Subsidiaries to the Investment Manager at the annual rate of 0.70% of the net assets of the Master Fund, the Corporate Subsidiary, and the Lead Fund, respectively, as of the end of each month, determined before giving effect to the accrual of the investment management fee being calculated or to any purchases or repurchases of interests of the Master Fund, the Corporate Subsidiary, and the Lead Fund or any distributions by the Master Fund, the Corporate Subsidiary, and the Lead Fund. The Investment Manager has agreed to waive the portion of the management fee that the Investment Manager otherwise would have been entitled to receive with respect to any particular month from the Master Fund in an amount equal to the investment management fee paid to the Investment Manager under each Subsidiary’s investment management agreement with the Investment Manager with respect to such month. During the six months ended September 30, 2025, the Investment Manager waived investment management fees payable by the Master Fund in the amount of $15,874,318.

The Investment Manager has entered into an Expense Limitation and Reimbursement Agreement with the Master Fund, the Corporate Subsidiary, and the Lead Fund to pay, waive, or reimburse each such Fund’s expenses such that the aggregate of each such Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 0.75% per annum of each such Fund’s net assets as of the end of each calendar month (the “Expense Cap”). “Excluded Expenses” is defined to include (i) the investment management fees paid by the Master Fund, the Corporate Subsidiary, and the Lead Fund and any payments made by the Master Fund in respect of any investment management fee that had been previously waived by the Investment Manager; (ii) fees, expenses, allocations, carried interests, etc. of the private equity investment funds and co-investments in portfolio companies in which any of the Master Fund, the Corporate Subsidiary, and the Lead Fund invests (including all acquired fund fees and expenses); (iii) transaction costs, including legal costs and brokerage commissions, of any of the Master Fund, the Corporate Subsidiary, and the Lead Fund associated with the acquisition and disposition of primary interests, secondary interests, co-investments, exchange traded fund investments, and other investments; (iv) interest payments incurred by any of the Master Fund, the Corporate Subsidiary, and the Lead Fund; (v) fees and expenses incurred in connection with any credit facilities obtained by any of the Master Fund, the Corporate Subsidiary, and the Lead Fund; (vi) taxes of any of the Master Fund, the Corporate Subsidiary, and the Lead Fund; (vii) extraordinary

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

expenses (as determined in the sole discretion of the Investment Manager) of any of the Master Fund, the Corporate Subsidiary, and the Lead Fund; (viii) fees and expenses billed directly to the Corporate Subsidiary by any accounting firm for auditing, tax and other professional services provided to the Corporate Subsidiary, and fees and expenses billed directly to the Lead Fund by any accounting firm for auditing, tax and other professional services provided to the Lead Fund; and (ix) fees and expenses billed directly to the Corporate Subsidiary for custody and fund administration services provided to the Corporate Subsidiary, and fees and expenses billed directly to the Lead Fund for custody and fund administration services provided to the Lead Fund. To the extent that the Master Fund’s, Corporate Subsidiary’s, or Lead Fund’s total annual operating expenses for any month exceed the Expense Cap, the Investment Manager will pay, waive, or reimburse such Fund for expenses to the extent necessary to eliminate such excess.

The Master Fund, the Corporate Subsidiary, and the Lead Fund will be obligated to pay the Investment Manager all amounts previously paid, waived, or reimbursed by the Investment Manager with respect to such Fund pursuant to such Expense Cap, provided that (a) the amount of such additional payment in any year, together with all expenses of the Master Fund, the Corporate Subsidiary, and the Lead Fund, in the aggregate, would not cause the aggregate of each such Fund’s total annual operating expenses, exclusive of Excluded Expenses, in any such year to exceed the lesser of any expense limitation in place at the time of payment or the expense limitation in place at the time of waiver or reimbursement, (b) the amount of such additional payment shall be borne directly or indirectly pro rata by all Master Fund unitholders and (c) no additional payments by the Master Fund, the Corporate Subsidiary, or the Lead Fund, as applicable, will be made with respect to amounts paid, waived, or reimbursed by the Investment Manager more than thirty-six (36) months after the date the Master Fund, the Corporate Subsidiary, or the Lead Fund, as applicable, accrues a liability with respect to such amounts paid, waived, or reimbursed by the Investment Manager. The Expense Limitation and Reimbursement Agreement shall continue until such time that the Investment Manager ceases to be the investment manager of the Master Fund or upon mutual agreement between the Investment Manager and the Master Fund’s Board. During the fiscal period ended September 30, 2025, the Investment Manager did not reimburse the Master Fund or recoup any previously reimbursed expenses. As of September 30, 2025, the Master Fund does not have any reimbursements subject to recoupment.

Each of the Master Fund, the Corporate Subsidiary, and the Lead Fund has entered into an Administration Agreement under which AMG Funds LLC, a subsidiary and the U.S. wealth platform of AMG, serves as the administrator (the “Administrator”) and is responsible for certain aspects of managing the Master Fund’s and Subsidiaries’ operations, including administration and Investor services to the Master Fund and Subsidiaries, their Investors, and certain institutions, such as broker-dealers and registered investment advisers, that advise or act as an intermediary with the Master Fund’s Investors. Each of the Master Fund, Corporate Subsidiary, and Lead Fund pays a fee to the Administrator at the rate of 0.20% per annum of such Fund’s average monthly net assets, and the Master Fund is subject to a minimum annual fee of $344,000 for these services. The Administrator has agreed to waive the portion of the administration fee that the Administrator otherwise would have been entitled to receive with respect to any particular month

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

from the Master Fund in an amount equal to the administration fee paid to the Administrator under each of the Corporate Subsidiary’s and Lead Fund’s Administration Agreements with the Administrator with respect to such month. During the six months ended September 30, 2025, the Administrator waived administration fees payable by the Master Fund in the amount of $4,535,520.

The Board provides supervision of the affairs of the Feeder Fund, the Master Fund and the Subsidiaries, and other trusts within the AMG Funds family of mutual funds. The Directors of the Master Fund who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairperson of the Board and the Audit Committee Chair receive additional annual retainers. The Directors’ fees and expenses are split evenly between the Master Fund and the Feeder Fund. Certain Directors and Officers of the Master Fund are Officers and/or Directors of the Feeder Fund, the Subsidiaries, the Administrator, the Investment Manager and AMG.

3.	INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited”, after a three- to seven-year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests may charge a management fee of 1.00% - 2.00% and approximately 10% to 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not publicly available.

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

o

Primary Private Investment Funds: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by way of subscription during their fundraising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

o

Secondary Private Investment Funds: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

o

Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest. Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees and bear significantly reduced fees.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

A listing of the Co-Investments, Primary Private Investment Funds and Secondary Private Investment Funds held by the Master Fund and their attributes, as of September 30, 2025, is shown in the table below.

Investment Category	Fair Value	Unfunded Commitments*	Remaining life**	Redemption frequency	Notice (In days)	Redemption Restrictions

Buyout (a)	$4,505,043,841	$ 1,000,139,052	Up to 10 years	Not Redeemable	N/A	N/A

Growth Equity (b)	509,861,725	300,606,023	Up to 10 years	Not Redeemable	N/A	N/A

Infrastructure (c)	249,584,784	15,079,054	Up to 10 years	Not Redeemable	N/A	N/A

Private Debt (d)	86,997,433	7,127,686	Up to 9 years	Not Redeemable	N/A	N/A

Real Assets (e)	15,161,327	2,224,975	Up to 6 years	Not Redeemable	N/A	N/A

Special Situations (f)	44,577,695	44,018,985	Up to 9 years	Not Redeemable	N/A	N/A

Venture (g)	145,643,303	47,418,667	Up to 10 years	Not Redeemable	N/A	N/A

Total	$5,556,870,108	$1,416,614,442

(a)	Funds that acquire controlling interests in companies with a view towards later selling those companies or taking them public.

(b)	Funds that invest in later-stage, pre-IPO companies.

(c)	Funds that generally invest in long-term assets that provide stable cash flows with growth initiatives.

(d)	Funds that invest in senior secured lending, mezzanine financing, as well as more opportunistic debt strategies such as distressed for control.

(e)	Private equity funds that invest in target investments in infrastructure, renewables & energy infrastructure, natural resources, and asset-backed strategies.

(f)	Particular circumstances that influence investment based on the situation, rather than its underlying fundamentals.

(g)	Investments in new and emerging companies are usually classified as venture capital.

*

As of the period year ended September 30, 2025, the unfunded commitment amounts include unfunded commitments for five Primary Investment Funds in the Buyout investment category of $245,330,000, two Primary Investment Funds in the Growth Equity investment category of $117,000,000, one Secondary Investment Fund in the Buyout investment category of $1,232,700, and one Co-Investment Fund in the Buyout investment category of $24,941,000. The effective dates of the first capital calls are still to be determined.

**

Co-Investments do not have contractual lives and generally terminate after the underlying investment is sold. Years shown above are reflective of the remaining lives of Primary Private Investment Funds and Secondary Private Investment Funds.

4.	SEGMENT REPORTING

The Master Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Feeder Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Master Fund’s president and chief financial officer, and senior management at the Investment Manager. The CODM assesses the performance and makes operating decisions for the Master Fund primarily based on the Master Fund’s changes in net

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Master Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Master Fund. As the Master Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Consolidated Statement of Operations.

5.	PURCHASES AND SALES OF SECURITIES

Purchases and sales/distributions of securities (excluding short-term and U.S. Government obligations) for the fiscal year ended September 30, 2025 were $913,292,108 and $174,317,028, respectively. There were no purchases or sales of U.S. Government obligations for the Master Fund.

6.	FOREIGN SECURITIES

The Master Fund invests in Investment Funds and certain co-investments of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The Master Fund’s investments in emerging market countries are exposed to additional risks. The Master Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Master Fund level and the Master Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

7.	COMMITMENTS AND CONTINGENCIES

Under the Master Fund’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts and agreements that contain a variety of representations and warranties, which may provide general indemnifications. The maximum exposure to the Master Fund under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred.

8.	CREDIT AGREEMENT

The Master Fund has entered into an $800 million credit facility to satisfy repurchase requests, to meet capital calls and cover unfunded commitments, and to otherwise provide the Master Fund

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

with temporary liquidity. The revolving line of credit is secured by assets of the Master Fund including assets of the Corporate Subsidiary and Lead Fund.

Prior to July 25, 2024, the amount of the credit facility was $325 million; the interest rate on outstanding loans was equal to the Secured Overnight Financing Rate (“SOFR”), plus 2.85%; and the Master Fund paid a 0.925% commitment fee on the outstanding principal amount of the loans and an annual structuring fee of 0.20% of the committed loan amount. However, on July 25, 2024, the agreement governing the credit facility was amended and restated to, among other changes, increase the amount to $800 million. Under the amended and restated agreement, the interest rate on outstanding loans is equal to the SOFR, plus 3.00%. The Master Fund pays a blended 0.94% commitment fee on the outstanding principal amount of the loans, an annual structuring fee of 0.25% of the committed loan amount, and an annual agency fee up to $80,000.

The annual structuring and agency fees are amortized over a 12-month period. The commitment fee and the amortization of the annual structuring fee and agency fee are reflected as “credit facility fees” on the Consolidated Statement of Operations. Any interest incurred on the line of credit utilized is included in the Consolidated Statement of Operations as interest expense. For the six months ended September 30, 2025, the Master Fund has not utilized the line of credit.

9.	FINANCIAL AND OTHER RISK FACTORS

An investment in the Master Fund involves significant risks, including industry risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

The Master Fund intends to invest a substantial portion of its available capital in private equity securities including investments in private equity, infrastructure, and other private asset funds. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. As a non-diversified fund, the Master Fund may have a concentration of investments in a limited number of portfolio securities. The Master Fund may also have a concentration of investments in a particular sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. Private equity securities are illiquid and can be subject to various restrictions on resale. There can be no assurance that the Master Fund will be able to realize the value of any private equity investments in a timely manner. Additionally, Investment Funds are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Investment Funds.

Terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, may result in, among other things, supply chain disruptions,

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

geopolitical risk and economic sanctions that can disrupt global economies and financial markets. Economic sanctions against a particular country or countries, organizations, entities and/or individuals (such as sanctions imposed against Russia, Russian entities and Russian individuals in connection with Russia’s military action in Ukraine) may have significant implications around the world. The Master Fund is unable to predict the full impact that these events will have on the values and liquidity of the Master Fund and its underlying portfolio investments, and consequently, the Master Fund’s performance.

Units in the Master Fund provide limited liquidity because repurchases of Units are subject to approval of the Master Fund’s Board. Therefore, an investment in the Master Fund is suitable only for investors who can bear the risks associated with limited liquidity of their investments and an investment in the Master Fund should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met. A discussion of the risks associated with an investment in the Master Fund is provided in the Feeder Fund’s Prospectus and Statement of Additional Information.

10.	OPTIONS

The Master Fund may purchase or write exchange-listed and over-the-counter put and call options for hedging purposes. During the six months ended September 30, 2025, the Master Fund purchased put options to hedge against losses from an underlying exchange traded security in an Investment Fund. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying security or instrument at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security or instrument at the agreed-upon price during the option period. Options purchased are recorded as an asset. When an option expires, the premium (original option value) is realized as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

The outstanding options held at September 30, 2025 were as follows:

	Notional	Fair Value
Circle Internet Group, Inc (CRCL_Jan26)	$ 8,976,992	$ 376,822
Circle Internet Group, Inc (CRCL_Jan27)	8,976,992	1,121,994
Circle Internet Group, Inc (CRCL_Jun26)	8,976,992	756,251
Circle Internet Group, Inc (CRCL_Mar26)	8,976,992	552,197

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

During the six months ended September 30, 2025, the average monthly balance of options outstanding were as follows:

Options
Average value of option contract purchased	$1,264,246

The following table sets forth the Master Fund’s purchase option contracts held at September 30, 2025, by primary risk exposure:

Primary risk exposure	Assets	Liabilities
Equity
Option purchase (1)	$ 2,807,264	–

The following table identify the change in unrealized gain/(loss) and the net realized and unrealized gain/(loss) on the purchase options, by primary risk exposure.

Primary risk exposure	Net realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)
Equity
Option purchase (1)	$ (137,450)	$ (2,139,630)

(1)

Options purchased are included in Investments at value on the Statement of Assets and Liabilities. Net realized gain/(loss) on options purchased and net change in unrealized appreciation/depreciation on options purchased are included in the net realized gain/(loss) on investments and net change in unrealized appreciation/depreciation of investments, respectively, on the Statement of Operations.

11.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2025, have been evaluated through the date at which the consolidated financial statements were issued and the Master Fund has determined that no material events or transactions occurred.

Statement Regarding Basis for Approval of Investment Advisory Contract

At an in-person meeting held on June 12, 2025, the Boards of Directors (the “Directors”) of AMG Pantheon Fund, LLC (the “Feeder Fund”), AMG Pantheon Master Fund, LLC (the “Master Fund”), AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”), and AMG Pantheon Lead Fund, LLC (the “Lead Fund” and, together with the Feeder Fund, the Master Fund, and the Corporate Subsidiary, the “Funds”), and separately a majority of the Directors who are not “interested persons” of the Funds (“Independent Directors”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), voted to approve (i) the investment management agreement between Pantheon Ventures (US) LP (“Pantheon”) and the Feeder Fund, (ii) the investment management agreement between Pantheon and the Master Fund, (iii) the investment management agreement between Pantheon and the Corporate Subsidiary, and (iv) the investment management agreement between Pantheon and the Lead Fund, in each case, as amended at any time prior to the date of the meeting (collectively, the “Investment Management Agreements”). The Independent Directors were separately represented by independent legal counsel in connection with their consideration of the approval of the Investment Management Agreements.

In considering each Investment Management Agreement, the Directors reviewed a variety of materials relating to each Fund and Pantheon, including, with respect to the Master Fund and the Feeder Fund, comparative performance, fee and expense information for an appropriate peer group of similar funds (the “Peer Group”) and performance information for a relevant benchmark index, and, with respect to all of the Funds, the nature, extent and quality of services, other relevant matters, including management fees, the profitability of Pantheon and its affiliates, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Directors: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

Nature, extent and quality of services

In considering the nature, extent and quality of the services provided by Pantheon under the Investment Management Agreements, the Directors reviewed information relating to Pantheon’s operations and personnel. Among other things, Pantheon provided financial information and descriptions of its organizational and management structure. The Directors also took into account information provided periodically throughout the previous year by Pantheon in Board meetings relating to the performance of its duties with respect to the Funds and the Directors’ knowledge of Pantheon’s management and the quality of the performance of Pantheon’s duties under the Investment Management Agreements. In the course of their deliberations regarding the Investment Management Agreements, the Directors evaluated, among other things: (a) the extent and quality of the services rendered by Pantheon to the Funds; (b) Pantheon’s investment philosophy, strategies and techniques in managing the Funds; (c) Pantheon’s expertise in buying, selling and managing private equity investments; (d) Pantheon’s global footprint and range of

Annual Renewal of Investment Management Agreement (continued)

investment products; and (e) Pantheon’s compliance program. The Directors also took into account Pantheon’s undertaking to maintain contractual expense limitations for the Funds. The Directors also considered Pantheon’s risk management processes.

Performance

The Directors considered the performance of the Feeder Fund and the Master Fund for various periods and compared the performance of such Funds against the performance the Peer Group and the MSCI World Index, such Funds’ primary benchmark. The Directors noted that the Feeder Fund’s performance for Class 1 units for the 1-year period ended December 31, 2024 was above the average performance of the Peer Group and below the performance of the MSCI World Index. The Directors also noted that the Feeder Fund outperformed the MSCI World Index for the 2018, 2021, and 2022 calendar years. The Directors also noted that the Feeder Fund’s performance compared favorably to the Peer Group for the 3- and 5-year periods. The Directors also noted that the Feeder Fund’s performance was above the median performance of the Peer Group for the calendar years ended September 30, 2023 and September 30, 2022 and below the median performance of the Peer Group for the calendar year ended September 30, 2021. The Directors noted that, because the Feeder Fund invests solely in the Master Fund, the Feeder Fund’s performance closely mirrored the performance of the Master Fund. The Directors also noted that the Corporate Subsidiary and the Lead Fund are wholly-owned subsidiaries of the Master Fund and that the Master Fund’s performance includes the Corporate Subsidiary and the Lead Fund. The Directors also took into account management’s discussion of the Feeder Fund’s and the Master Fund’s (including the Corporate Subsidiary’s and the Lead Fund’s) performance. The Directors concluded that the Feeder Fund’s and the Master Fund’s (including the Corporate Subsidiary’s and the Lead Fund’s) overall performance has been satisfactory.

Management Fees; Profitability; and Economies of Scale

In considering the reasonableness of the fees payable to Pantheon, the Directors noted that the Funds operate under expense limitation and reimbursement agreements. The Directors also noted that, pursuant to the expense limitation and reimbursement agreements, Pantheon has agreed to limit total operating expenses of the Feeder Fund, exclusive of certain enumerated items, to the annual rate of 1.45% and to limit the aggregate of the Master Fund’s total annual operating expenses, the Corporate Subsidiary’s total annual operating expenses, and the Lead Fund’s total annual operating expenses, exclusive of certain enumerated items (including the management fees paid by the Master Fund, the Corporate Subsidiary, and the Lead Fund), to the annual rate of 0.75%. The Directors also noted that Pantheon has fully waived the management fee of the Feeder Fund and intends to do so as long as the master/feeder structure remains in place. The Directors compared the gross and net expense ratios of the Master Fund and the Feeder Fund to the Peer Group. The Directors considered that the Funds’ expense limitation agreements shall continue until such time that Pantheon ceases to be the investment adviser of the applicable Fund or upon mutual agreement between Pantheon and the Board. The Directors concluded that, in light of the nature, extent and quality of the services provided by Pantheon and

Annual Renewal of Investment Management Agreement (continued)

the considerations noted above with respect to Pantheon, each Fund’s management fees and expenses are reasonable.

The Directors considered information regarding the profitability of Pantheon with respect to the provision of investment advisory services to the Funds in addition to the material benefits from economies of scale that Pantheon might realize with respect to the Funds as the Funds increase in assets. The Directors noted the undertaking by Pantheon to maintain contractual expense limitation agreements for the Funds, and concluded that Pantheon is not currently realizing benefits from economies of scale that would warrant adjustments to the management fee at this time. The Directors also considered all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from Pantheon serving as Investment Manager to the Funds), received by Pantheon and its affiliates from their relationships with the Funds and the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks. Also, with respect to economies of scale, the Directors noted that as the Funds’ assets increase over time, the Funds may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

After consideration of the foregoing, the Directors reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreements: (a) Pantheon has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreements and (b) Pantheon maintains an appropriate compliance program.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Director not necessarily attributing the same weight to each factor, the Directors concluded that approval of the Investment Management Agreements would be in the best interests of the Funds and their members. Accordingly, on June 12, 2025, the Directors, and separately a majority of the Independent Directors, voted to approve the Investment Management Agreements.

Other Tax Information

AMG Pantheon Master Fund, LLC hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2024/2025 Form 1099-DIV you received for the Fund showed the tax status of all distributions paid to you during each calendar year.

Pursuant to section 852 of the Internal Revenue Code, the Master Fund hereby designates $44,325,119 as a capital gain distribution with respect to the taxable year ended September 30, 2025, or if subsequently determined to be different, the net capital gains of such year.

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Important Information About This Report

This report is prepared for the Fund’s Unit holders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Directors, please contact us by calling 877.355.1566 – From 8:00 AM to 5:00 PM EST. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

A description of the policies and procedures that the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 877.355.1566 – From 8:00 AM to 5:00 PM EST, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 877.355.1566 or visit the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at www.sec.gov. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semiannual report or annual report, please visit wealth.amg.com.

093025 SAR080	wealth.amg.com

(b) Not applicable.

Item 2. CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable for the semi-annual shareholder report.

Item 6. INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders contained in Item 1(a) hereof.

Item 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for a closed-end fund.

Item 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for a closed-end fund.

Item 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for a closed-end fund.

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for a closed-end fund.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Shareholders contained in Item 1(a) hereof.

Item 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for the semi-annual shareholder report.

Item 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)	Not applicable for the semi-annual shareholder report.

(b)	Not applicable.

Item 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 16. CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG PANTHEON FUND, LLC

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	December 8, 2025

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	December 8, 2025